UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09303 & 811-09923
Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)
16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)
(800) 930-3828
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2006
Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.

June 30, 2006 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Internet Emerging Growth Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Kinetics Government Money Market Fund

The Market Opportunities Fund

Each a series of Kinetics Mutual Funds, Inc.

[KINETICS MUTUAL FUNDS, INC. LOGO]

KINETICS MUTUAL FUNDS, INC.

June 30, 2006

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds’ Semi-Annual Report for the six-month period ended June 30, 2006. The No Load Classes for the Kinetics Family of Mutual Funds had commendable results for the first half of 2006, with gains of 11.80% for The Paradigm Fund, 10.37% for the Small-Cap Opportunities Fund, 10.71% for the Internet Fund, 5.35% for the Medical Fund, and 2.48% for the Internet Emerging Growth Fund. The Market Opportunities Fund, which commenced operations on January 31, 2006, was down 1.80% through June 30th. This compares with the first-half 2006 total returns of 2.71% for the S&P 500 Index(1) and a negative 1.51% for the NASDAQ Composite Index.(2)

We continue to inform our shareholders through our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following Funds to investors:

The Paradigm Fund focuses on companies that currently have, or which should soon have, sustainable high returns on equity. The Fund has produced attractive returns over the last 5 1/2 years in what may be described as a difficult environment for equity investors. The Paradigm Fund is Kinetics’ most conservative Fund.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long- term investment results.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.

The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related technology. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. We view this Fund’s holdings as publicly traded venture capital and are quite aware that many of these investments will not fulfill their early promise. However, we expect that over time some small percentage will develop into excellent investments, allowing the Fund to produce overall satisfactory, albeit lumpy, investment results.

The Internet Emerging Growth Fund focuses upon early life cycle companies that are positioned on the edge of the curve in the evolution of the Internet and Internet-related activities. The statements made about the Internet Fund are equally applicable to this fund.

The Market Opportunities Fund focuses on those companies engaged in capital markets or related to capital markets or in the gaming industry.

The Kinetics Government Money Market Fund is a short-term investment vehicle that helps to round out our equity product offerings.

-s- Peter B. Doyle

Peter B. Doyle
President
Kinetics Mutual Funds, Inc.

__________________

(1)	The S & P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

(2)	The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You cannot invest directly in an index.

Investment Commentary

Dear Fellow Shareholders,

In our year-end 2005 annual report, we expressed two potential concerns regarding the investment climate. The first was the concept of peak oil and the likelihood of continuing rising gasoline prices. While there has been routine fluctuation of oil prices during the first six months of 2006, the typical American is paying approximately 10% more for gasoline today than at the start of the year. This circumstance has had repercussions across the economy in both higher than hoped-for inflation numbers and a slowdown of consumer spending. The possibility of higher oil prices remains a concern based on the long-term supply/demand information available to us. We have achieved solid returns, particularly in the Paradigm Fund, from our exposure to the Canadian Oil Sands companies over the last several years and we currently have no immediate intention of selling them as they remain very attractively priced based on their reserves and their potential for increased production.(1)

The second concern we expressed was the potential for global political instability due to, in particular, Iran’s decision to continue its nuclear research program. The recent conflict in the Middle East is being directly linked to Iran’s sponsorship of Hezbollah. It is believed, by many, that Iran initiated the actions of Hezbollah in order to deflect attention away from itself, and to assert its influence as the world’s leading countries contemplate sanctions against it. While no one can predict the strange twists that occur in military conflicts, the clash with Hezbollah may be a precursor to a larger war with Iran.

The world’s allocators of capital have become fixated upon the achievement of superior investment results without significant volatility. This is a distinct departure from the historical norm, when investors were told that good investment results would occur provided one had a long-term time horizon and was willing to accept occasional turmoil. The new marketing refrain, particularly from the hedge fund community, is that superior returns can be achieved with very modest volatility. This new focus has created an unusual situation in which virtually all companies that have displayed a high dispersion of historical earnings, irrespective of their long- term business prospects, trade at very reasonable valuations. Thus, we believe the new focus has shifted the clearing price, or discount rate, for certain companies in a very material way. For example, Goldman Sachs and Chevron trade at approximately nine times next year’s estimated earnings.

The market is making no distinction between the future business prospects of Goldman and Chevron. At its current valuation level, Goldman could suffer an earnings decline of 40% from consensus 2007 estimates and would still trade at its long term price/earnings multiple. However, there is no reason to believe that Goldman Sachs will experience such an earnings decline, nor does the analytical community expect such an eventuality. The business prospects for Goldman Sachs and Chevron are quite different, in our opinion. Chevron is confronted with an inability to replace its current year’s production. Thus, its asset base is depleting. Chevron might report higher earnings, but that is largely dependent upon a higher oil price, not upon its production capabilities.

It is our belief that the current desire to achieve high returns without volatility will prove to be elusive. Accordingly, allocators will be forced to accept higher volatility stocks into their mix. A future scenario could unfold where certain of our holdings could grow their earnings substantially and also be accorded higher valuations on those earnings. In sum, our Funds are betting against a substantial segment of the financial community.

-s- Peter B. Doyle

Peter B. Doyle
Chief Investment Strategist

__________________

(1)	Portfolio composition is subject to change.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because the Funds [other than The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund and The Kinetics Government Money Market Fund] invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. Past performance is no guarantee of future performance.

Because smaller companies [for The Internet Emerging Growth Fund and The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

As non-diversified [other than The Kinetics Government Money Market Fund] and single industry funds [other than The Paradigm Fund and The Small Cap Opportunities Fund], the value of their shares may fluctuate more than shares invested in a broader range of industries and companies.

An investment in the Kinetics Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Distributor: Kinetics Funds Distributor, Inc. is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor, Inc. is an affiliate of Kinetics Asset Management, Inc., Investment Adviser to Kinetics Mutual Funds, Inc.

(C)January 1, 2006 — Kinetics Asset Management, Inc.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Expense Example
June 30, 2006 (Unaudited)

Shareholders incur two type of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by the Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all of its investable assets in a corresponding Master Portfolio, a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between the Feeder Fund and any other series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Feeder Fund’s transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on certain redemption or exchange of Fund shares held for less than thirty days after purchase. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/06)	(6/30/06)	(1/1/06 to 6/30/06)

The Internet Fund

No Load Class Actual — before expense reimbursement	$1,000.00	$1,107.10	$10.04

No Load Class Actual — after expense reimbursement	$1,000.00	$1,107.10	$10.04

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.26	$9.60

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.26	$9.60

Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,105.70	$11.34

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,105.70	$11.34

Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.02	$10.85

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.02	$10.85

The Internet Emerging Growth Fund

No Load Class Actual — before expense reimbursement	$1,000.00	$1,024.80	$16.29

No Load Class Actual — after expense reimbursement	$1,000.00	$1,024.80	$9.20

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,008.70	$16.16

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.70	$9.16

The Paradigm Fund

No Load Class Actual — before expense reimbursement	$1,000.00	$1,118.00	$9.56

No Load Class Actual — after expense reimbursement	$1,000.00	$1,118.00	$8.86

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.76	$9.10

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.43	$8.43

Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,116.00	$10.87

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,116.00	$10.16

Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.52	$10.34

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.19	$9.68

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/06)	(6/30/06)	(1/1/06 to 6/30/06)

Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,113.90	$13.48

Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,113.90	$12.77

Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.04	$12.83

Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,012.71	$12.16

Institutional Class Actual — before expense reimbursement	$1,000.00	$1,118.70	$8.76

Institutional Class Actual — after expense reimbursement	$1,000.00	$1,118.70	$7.81

Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.52	$8.34

Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.42	$7.44

The Medical Fund

No Load Class Actual — before expense reimbursement	$1,000.00	$1,053.50	$12.49

No Load Class Actual — after expense reimbursement	$1,000.00	$1,053.50	$8.97

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.63	$12.24

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.06	$8.80

Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,052.00	$13.75

Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,052.00	$10.23

Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.39	$13.48

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.82	$10.05

The Small Cap Opportunities Fund

No Load Class Actual — before expense reimbursement	$1,000.00	$1,103.70	$9.64

No Load Class Actual — after expense reimbursement	$1,000.00	$1,103.70	$8.61

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.63	$9.23

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.61	$8.26

Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,102.00	$10.93

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period*
	Value (1/1/06)	(6/30/06)	(1/1/06 to 6/30/06)

Advisor Class A Actual — after expense reimbursement	$1000.00	$1102.00	$9.91

Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1000.00	$1014.39	$10.48

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1000.00	$1015.37	$9.50

Institutional Class Actual — before expense reimbursement	$1000.00	$1104.30	$9.38

Institutional Class Actual — after expense reimbursement	$1000.00	$1104.30	$7.57

Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1000.00	$1015.88	$8.99

Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1000.00	$1017.60	$7.26

The Kinetics Government Money Market Fund

No Load Class Actual — before expense reimbursement	$1000.00	$1016.90	$20.86

No Load Class Actual — after expense reimbursement	$1000.00	$1016.90	$4.90

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1000.00	$1004.11	$20.73

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1000.00	$1019.93	$4.91

The Market Opportunities Fund

No Load Class Actual — before expense reimbursement**	$1000.00	$982.00	$11.05

No Load Class Actual — after expense reimbursement**	$1000.00	$982.00	$7.07

No Load Class Hypothetical (5% return before expenses) — before expense reimbursement**	$1000.00	$1011.31	$11.21

No Load Class Hypothetical (5% return before expenses) — after expense reimbursement**	$1000.00	$1015.33	$7.18

Advisor Class A Actual — before expense reimbursement**	$1000.00	$981.00	$12.05

Advisor Class A Actual — after expense reimbursement**	$1000.00	$981.00	$8.07

Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement**	$1000.00	$1010.29	$12.23

Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement**	$1000.00	$1014.30	$8.21

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions includes Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement respectively of 1.92% and 1.92% for The Internet Fund No Load Class, 2.17% and 2.17% for The Internet Fund Advisor Class A, 3.25% and 1.83% for The Internet Emerging Growth Fund No Load Class, 1.82% and 1.69% for The Paradigm Fund No Load Class, 2.07% and 1.94% for The Paradigm Fund Advisor Class A, 2.57% and 2.44% for The Paradigm Fund Advisor Class C, 1.67% and 1.49% for The Paradigm Fund Institutional Class, 2.45% and 1.76% for The Medical Fund No Load Class, 2.70% and 2.01% for The Medical Fund Advisor Class A, 1.85% and 1.65% for The Small Cap Opportunities Fund No Load Class, 2.10% and 1.90% for The Small Cap Opportunities Fund Advisor Class A, and 1.80% and 1.45% for The Small Cap Opportunities Institutional Class, 4.17% and .98% for The Kinetics Government Money Market Fund, multiplied by the average account value over the period, multiplied by 181/365.

**	Expenses paid during period 1/31/06 — 6/30/06 and are equal to the Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement of 2.71% and 1.73% respectively for The Market Opportunities Fund No Load Class, 2.96% and 1.98% for The Market Opportunities Fund Advisor Class A, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the inception date to the end of the semi-annual period).

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Fund	Fund

ASSETS:

Investments in the Master Portfolios, at value*	$145,546,598	$3,245,515

Receivable from Adviser	—	11,356

Receivable for Master Portfolio interest sold	38,433	3,726

Receivable for Fund shares sold	17,084	328

Prepaid expenses and other assets	9,059	6,977

Total assets	145,611,174	3,267,902

LIABILITIES:

Payable to Directors and Officers	1,495	37

Payable for Fund shares repurchased	55,517	4,054

Payable for service fees	29,398	663

Payable for distribution fees	59	—

Accrued expenses and other liabilities	156,838	6,161

Total liabilities	243,307	10,915

Net assets	$145,367,867	$3,256,987

NET ASSETS CONSIST OF:

Paid in capital	$305,959,347	$14,036,075

Accumulated net investment loss	(2,637,213)	(27,635)

Accumulated net realized loss on investments, options and written option contracts	(198,554,594)	(11,402,070)

Net unrealized appreciation:

Investments	40,593,517	637,885

Written option contracts	6,810	12,732

Net Assets	$145,367,867	$3,256,987

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:

Net assets	$145,083,823	$3,256,987

Shares outstanding	5,315,246	716,975

Net asset value per share (offering and redemption price)	$27.30	$4.54

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:

Net assets	$284,044

Shares outstanding	10,530

Net asset value per share (offering and redemption price)	$26.98

Offering price per share ($26.98 divided by .9425)	$28.63

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

ASSETS:

Investments in the Master Portfolios, at value*	$1,397,866,553	$14,713,767

Receivable from Adviser	275,348	26,359

Receivable for Fund shares sold	8,865,598	1,533,119

Prepaid expenses and other assets	35,868	5,706

Total assets	1,407,043,367	16,278,951

LIABILITIES:

Payable for Master Portfolio interest purchased	8,193,767	1,520,579

Payable to Directors and Officers	7,892	126

Payable for Fund shares repurchased	671,831	12,540

Payable for service fees	199,573	2,704

Payable for distribution fees	59,536	129

Accrued expenses and other liabilities	358,538	15,581

Total liabilities	9,491,137	1,551,659

Net assets	$1,397,552,230	$14,727,292

NET ASSETS CONSIST OF:

Paid in capital	$1,260,522,223	$15,807,265

Accumulated net investment income (loss)	(999,804)	13,040

Accumulated net realized gain (loss) on investments, options and written option contracts	(1,307,850)	876,317

Net unrealized appreciation (depreciation) on:

Investments	139,337,661	(1,969,330)

Net assets	$1,397,552,230	$14,727,292

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:

Net assets	$819,940,149	$14,073,484

Shares outstanding	36,063,289	802,680

Net asset value per share (offering and redemption price)	$22.74	$17.53

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:

Net assets	$110,168,072	$653,808

Shares outstanding	4,914,903	38,033

Net asset value per share	22.42	$17.19

Offering price per share ($22.42 divided by .9425 and $17.19 divided by .9425, respectively)	$23.79	$18.24

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS C:

Net assets	$69,353,810

Shares outstanding	3,151,520

Net asset value per share (offering and redemption price)	$22.01

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:

Net assets	$398,090,199

Shares outstanding	17,521,734

Net asset value per share (offering and redemption price)	$22.72

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

ASSETS:

Investments in the Master Portfolios, at value*	$219,513,910	$985,615

Receivable from Adviser	105,660	6,795

Receivable for Fund shares sold	1,145,547	12,215

Prepaid expenses and other assets	25,043	6,488

Total assets	220,790,160	1,011,113

LIABILITIES:

Payable for Master Portfolio interest purchased	1,055,212	9,435

Payable to Directors and Officers	1,789	2

Payable for Fund shares repurchased	90,334	2,780

Payable for service fees	28,898	197

Payable for distribution fees	1,688	—

Accrued expenses and other liabilities	88,579	4,086

Total liabilities	1,266,500	16,500

Net assets	$219,523,660	$994,613

NET ASSETS CONSIST OF:

Paid in capital	$189,931,057	$994,613

Accumulated net investment loss	(3,838)	—

Accumulated net realized loss on investments, options and written option contracts	(1,668,476)	—

Net unrealized appreciation on:

Investments	31,264,917	—

Net assets	$219,523,660	$994,613

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:

Net assets	$118,458,542	$994,613

Shares outstanding	5,107,017	994,613

Net asset value per share (offering and redemption price)	$23.20	$1.00

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:

Net assets	$9,083,774

Shares outstanding	394,596

Net asset value per share	$23.02

Offering price per share ($23.02 divided by .9425)	$24.42

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:

Net assets	$91,981,344

Shares outstanding	3,966,930

Net asset value per share (offering and redemption price)	$23.19

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

The Market
Opportunities
Fund

ASSETS:

Investments in the Master Portfolios, at value*	$5,484,660

Receivable from Adviser	14,670

Receivable for Fund shares sold	82,845

Total assets	5,582,175

LIABILITIES:

Payable for Master Portfolio interest purchased	82,846

Payable to Directors and Officers	15

Payable for service fees	1,048

Payable for distribution fees	381

Accrued expenses and other liabilities	3,447

Total liabilities	87,737

Net assets	$5,494,438

NET ASSETS CONSIST OF:

Paid in capital	$5,653,755

Accumulated net investment income	11,100

Accumulated net realized gain on investments, options and written option contracts	18

Net unrealized depreciation on:

Investments	(170,435)

Net assets	$5,494,438

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:

Net assets	$3,264,256

Shares outstanding	332,599

Net asset value per share (offering and redemption price)	$9.81

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISER CLASS A:

Net assets	$2,230,182

Shares outstanding	227,393

Net asset value per share	$9.81

Offering price per share ($9.81 divided by .9425)	$10.41

*	Each Feeder Fund invests its assets directly in the corresponding Master Portfolio. The financial statements for the Master portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Fund’s financial statements.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

		The Internet
	The Internet	Emerging
	Fund	Growth Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:

Dividends†	$498,763	$38,945

Interest	524,592	31,302

Income from securities lending	19,835	990

Expenses only from Master Portfolio‡	(1,033,493)	(26,706)

Net investment income from Master Portfolio	9,697	44,531

EXPENSES:

Distribution fees — Advisor Class A	308	—

Shareholder servicing fees and expenses	252,602	13,198

Reports to shareholders	78,575	2,718

Administration fees	34,234	793

Professional fees	9,387	248

Directors’ and Officers’ fees and expenses	3,680	82

Registration fees	17,301	12,731

Fund accounting fees	3,710	27

Other expenses	4,607	100

Total expenses	404,404	29,897

Less, expense reimbursement	—	(24,632)

Net expenses	404,404	5,265

Net investment income (loss)	(394,707)	39,266

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:

Net realized gain (loss) on:

Investments and foreign currency	(13,300,011)	109,541

Net change in unrealized appreciation (depreciation) of:

Investments and foreign currency	29,137,123	(49,492)

Written option contracts	2,825	8,859

Net gain on investments	15,839,937	68,908

Net increase in net assets resulting from operations	15,445,230	$108,174

† Net of Foreign Taxes Withheld of:	$(18,312)	$563

‡ Net of expense reduction of:	$12,002	1,145

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:

Dividends†	$4,774,386	$126,313

Interest	2,900,389	8,434

Income from securities lending	39,786	964

Expenses allocated from Master Portfolio‡	(5,527,525)	(99,906)

Net investment income from Master Portfolio	2,187,036	35,805

EXPENSES:

Distribution fees — Advisor Class A	106,964	746

Distribution fees — Advisor Class C	206,717	—

Shareholder servicing fees and expenses	1,288,305	36,149

Shareholder servicing fees — Institutional Class	14,184	—

Reports to shareholders	120,096	7,215

Administration fees	186,467	3,150

Professional fees	70,818	820

Directors’ and Officers’ fees and expenses	20,067	295

Registration fees	105,879	21,506

Fund accounting fees	45,645	341

Other expenses	10,742	443

Total expenses	2,175,884	70,665

Less, expense waiver for Institutional Class service fees	(6,863)	—

Less, expense reimbursement	(545,209)	(47,900)

Net expenses	1,623,812	22,765

Net investment income	563,224	13,040

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:

Net realized gain (loss) on:

Investments and foreign currency	(921,891)	1,004,279

Net change in unrealized appreciation (depreciation) of:

Investments and foreign currency	75,764,624	(249,925)

Net gain on investments	74,842,733	754,354

Net increase in net assets resulting from operations	$75,405,957	$767,394

† Net of Foreign Taxes Withheld of:	$322,532	$14,579

‡ Net of expense reduction of:	$109,037	$42

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Fund	Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:

Dividends†	$688,002	$—

Interest	562,294	21,411

Income from securities lending	11,503	—

Expenses only from Master Portfolio‡	(1,215,479)	(6,658)

Net investment income from Master Portfolio	46,320	14,753

EXPENSES:

Distribution fees — Advisor Class A	9,075	—

Shareholder servicing fees and expenses	192,553	3,766

Shareholder servicing fees — Institutional Class	77,593	—

Reports to shareholders	59,689	2,860

Administration fees	41,617	225

Professional fees	15,342	162

Directors’ and Officers’ fees and expenses	4,751	34

Registration fees	38,013	6,672

Fund accounting fees	7,374	8

Other expenses	2,600	19

Total expenses	448,607	13,746

Less, expense waiver for Institutional Class service fees	(58,194)	—

Less, expense reimbursement	(178,100)	(15,611)

Net expenses	212,313	(1,865)

Net investment income (loss)	(165,993)	16,618

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:

Net realized loss on:

Investments and foreign currency	(402,888)	—

Net change in unrealized appreciation of:

Investments and foreign currency	12,237,901	—

Net gain on investments	11,835,013	—

Net increase in net assets resulting from operations	$11,669,020	$16,618

† Net of Foreign Taxes Withheld of:	$12,015	$—

‡ Net of expense reduction of:	$20,855	$—

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statement of Operations
For the period January 31, 2006 (+) through June 30, 2006 (Unaudited)

The Market
Opportunities
Fund

INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:

Dividends†	$7,333

Interest	32,278

Expenses only from Master Portfolio‡	(26,046)

Net investment income from Master Portfolio	13,565

EXPENSES:

Distribution fees — Advisor Class A	1,411

Shareholder servicing fees and expenses	9,624

Reports to shareholders	569

Administration fees	673

Professional fees	328

Directors’ and Officers’ fees and expenses	67

Registration fees	4,990

Fund accounting fees	81

Total expenses	17,743

Less, expense reimbursement	(15,278)

Net expenses	2,465

Net investment income	11,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:

Net realized gain on:

Investments and foreign currency	18

Net change in unrealized depreciation of:

Investments and foreign currency	(170,435)

Net loss on investments	(170,417)

Net decrease in net assets resulting from operations	$(159,317)

† Net of Foreign Taxes Withheld of:	$657

‡ Net of expense reduction of:	$1,147

__________________

(+)Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Internet Emerging
	The Internet Fund		Growth Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income (loss)	$(394,707)	$763,308	$39,266	$134,885

Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(13,300,011)	(7,302,374)	109,541	(20,833)

Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	29,139,948	1,383,172	(40,633)	(47,074)

Net increase (decrease) in net assets resulting from operations	15,445,230	(5,155,894)	108,174	66,978

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:

Net investment income	—	(1,218,235)	—	(160,455)

Net realized gains	—	—	—	—

Total distributions	—	(1,218,235)	—	(160,455)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:

Net investment income	—	(1,745)	N/A	N/A

Net realized gains	—	—	N/A	N/A

Total distributions	—	(1,745)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:

Proceeds from shares sold	4,248,942	1,976,990	141,409	895,722

Redemption fees	599	3,071	117	663

Proceeds from shares issued to holders in reinvestment of dividends	—	1,155,106	—	153,337

Cost of shares redeemed	(22,845,625)	(50,437,185)	(888,345)	(1,644,963)

Net decrease in net assets resulting from capital share transactions	(18,596,084)	(47,302,018)	(746,819)	(595,241)

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

			The Internet Emerging
	The Internet Fund		Growth Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:

Proceeds from shares sold	$67,060	$131,159	$ N/A	$ N/A

Redemption fees	—	995

Proceeds from shares issued to holders in reinvestment of dividends	—	1,700	N/A	N/A

Cost of shares redeemed	(108,936)	(177,757)	N/A	N/A

Net decrease in net assets resulting from capital share transactions	(41,876)	(43,903)	N/A	N/A

TOTAL DECREASE IN NET ASSETS	(3,192,730)	(53,721,795)	(638,645)	(688,718)

NET ASSETS:

Beginning of period	148,560,597	202,282,392	3,895,632	4,584,350

End of period*	$145,367,867	$148,560,597	$3,256,987	$3,895,632

*Including undistributed net investment loss of	$(2,637,213)	$(2,242,506)	$(27,635)	$(66,901)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:

Shares sold	157,824	82,811	31,090	200,890

Shares issued in reinvestments of dividends and distributions	—	46,841	—	34,613

Shares redeemed	(854,274)	(2,104,010)	(194,195)	(373,836)

Net decrease in shares outstanding	(696,450)	(1,974,358)	(163,105)	(138,333)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:

Shares sold	2,499	5,549	N/A	N/A

Shares issued in reinvestments of dividends and distributions	—	70	N/A	N/A

Shares redeemed	(4,270)	(7,508)	N/A	N/A

Net decrease in shares outstanding	(1,771)	(1,889)	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income (loss)	$563,224	$(774,491)	$13,040	$(183,618)

Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	(921,891)	273,094	1,004,279	1,894,682

Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	75,764,624	37,040,705	(249,925)	(2,051,506)

Net increase in net assets resulting from operations	75,405,957	36,539,308	767,394	(340,442)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:

Net investment income	—	(229,540)	—	—

Net realized gains	—	(505,860)	—	—

Total distributions	—	(735,400)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:

Net investment income	—	—	—	—

Net realized gains	—	(73,876)	—	—

Total distributions	—	(73,876)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:

Net investment income	—	—	N/A	N/A

Net realized gains	—	(47,582)	N/A	N/A

Total distributions	—	(47,582)	N/A	N/A

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:

Net investment income	—	(18,827)	N/A	N/A

Net realized gains	—	(13,174)	N/A	N/A

Total distributions	—	(32,001)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:

Proceeds from shares sold	475,033,479	416,026,097	1,874,486	487,835

Redemption Fees	67,640	391,025	687	658

Proceeds from shares issued to holders in reinvestment of dividends	—	684,456	—	—

Cost of shares redeemed	(123,835,485)	(114,335,059)	(2,481,968)	(5,800,569)

Net increase (decrease) in net assets resulting from capital share transactions	351,265,634	302,766,519	(606,795)	(5,312,076)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:

Proceeds from shares sold	50,766,659	38,036,699	130,688	127,135

Redemption Fees	3,086	2,465	—	—

Proceeds from shares issued to holders in reinvestment of dividends	—	66,629	—	—

Cost of shares redeemed	(8,342,110)	(9,676,794)	(65,478)	(252,314)

Net increase (decrease) in net assets resulting from capital share transactions	42,427,635	28,428,999	65,210	(125,179)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:

Proceeds from shares sold	28,230,001	28,425,604	N/A	N/A

Redemption Fees	492	344	N/A	N/A

Proceeds from shares issued to holders in reinvestment of dividends	—	45,141	N/A	N/A

Cost of shares redeemed	(2,186,147)	(1,886,081)	N/A	N/A

Net increase in net assets resulting from capital share transactions	26,044,346	26,585,008	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Paradigm Fund		The Medical Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:

Proceeds from shares sold	376,166,068	10,716,396	N/A	N/A

Proceeds from shares issued to holders in reinvestment of dividends	—	32,002	N/A	N/A

Redemption fees

Cost of shares redeemed	(2,726,800)	(474,197)	N/A	N/A

Net increase in net assets resulting from capital share transactions	$373,439,268	$10,274,201	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS	868,582,840	403,705,176	225,809	(5,777,697)

NET ASSETS

Beginning of period	528,969,390	125,264,214	14,501,483	20,279,180

End of period*	$1,397,552,230	$528,969,390	$14,727,292	$14,501,483

*Including undistributed net investment income (loss) of	$(999,804)	$(1,563,028)	$13,040	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:

Shares sold	21,028,460	21,458,479	106,618	30,290

Shares issued in reinvestments of dividends and distributions	—	33,667	—	—

Shares redeemed	(5,565,812)	(5,982,715)	(141,655)	(361,333)

Net increase (decrease) in shares outstanding	15,462,648	15,509,431	(35,037)	(331,043)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:

Shares sold	2,283,227	1,998,353	7,570	7,926

Shares issued in reinvestments of dividends and distributions	—	3,318	—	—

Shares redeemed	(378,028)	(516,504)	(3,742)	(15,948)

Net increase (decrease) in shares outstanding	1,905,199	1,485,167	3,828	(8,022)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:

Shares sold	1,290,795	1,510,217	N/A	N/A

Shares issued in reinvestments of dividends and distributions	—	2,285	N/A	N/A

Shares redeemed	(99,431)	(100,110)	N/A	N/A

Net increase in shares outstanding	1,191,364	1,412,392	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:

Shares sold	17,108,925	558,748	N/A	N/A

Shares issued in reinvestments of dividends and distributions	—	1,576	N/A	N/A

Shares redeemed	(123,668)	(23,847)	N/A	N/A

Net increase in shares outstanding	16,985,257	536,477	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Kinetics Government
	Opportunities Fund		Money Market Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income (loss)	$(165,993)	$212,370	$16,618	$21,059

Net realized loss on sale of investments, foreign currency and written option contracts expired or closed	(402,888)	(1,152,409)	—	—

Net change in unrealized appreciation of investments, foreign currency and written options	12,237,901	10,830,822	—	—

Net increase in net assets resulting from operations	11,669,020	9,890,783	16,618	21,059

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:

Net investment income	—	(14,682)	(16,618)	(21,059)

Net realized gains	—	(329,578)	—	—

Total distributions	—	(344,260)	(16,618)	(21,059)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:

Net investment income	—	(1,343)	—	—

Net realized gains	—	(31,044)	—	—

Total distributions	—	(32,387)	—	—

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:

Net investment income	—	(50,832)	N/A	N/A

Net realized gains	—	(400,218)	N/A	N/A

Total distributions	—	(451,050)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:

Proceeds from shares sold	89,049,630	89,063,226	537,872	384,652

Redemption fees	34,611	19,178	—	—

Proceeds from shares issued to holders in reinvestment of dividends	—	338,406	16,095	20,405

Cost of shares redeemed	(30,901,476)	(76,175,619)	(611,411)	(519,245)

Net increase (decrease) in net assets resulting from capital share transactions	58,182,765	13,245,191	(57,444)	(114,188)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:

Proceeds from shares sold	4,960,378	3,263,742	N/A	N/A

Redemption fees	58	2,745	N/A	N/A

Proceeds from shares issued to holders in reinvestment of dividends	—	29,430	N/A	N/A

Cost of shares redeemed	(1,554,540)	(1,390,407)	N/A	N/A

Net increase in net assets resulting from capital share transactions	3,405,896	1,905,510	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

	The Small Cap		The Kinetics Government
	Opportunities Fund		Money Market Fund

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:

Proceeds from shares sold	$21,803,249	$67,454,811	N/A	N/A

Redemption fees	—	—	N/A	N/A

Proceeds from shares issued to holders in reinvestment of dividends	—	450,906	N/A	N/A

Cost of shares redeemed	(4,307,252)	(1,981,158)	N/A	N/A

Net increase in net assets resulting from capital share transactions	17,495,997	65,924,559	N/A	N/A

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,753,678	90,138,346	(57,444)	(114,188)

NET ASSETS:

Beginning of period	128,769,982	38,631,636	1,052,057	1,166,245

End of period*	$219,523,660	$128,769,982	$994,613	$1,052,057

*Including undistributed net investment income (loss) of	$(3,838)	$162,155	$—	$—

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:

Shares sold	3,793,937	4,480,908	537,872	384,652

Shares issued in reinvestments of dividends and distributions	—	16,099	16,095	20,405.00

Shares redeemed	(1,349,963)	(3,744,356)	(611,411)	(519,245)

Net increase (decrease) in shares outstanding	2,443,974	752,651	(57,444)	(114,188)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:

Shares sold	213,231	163,666	N/A	N/A

Shares issued in reinvestments of dividends and distributions	—	1,409	N/A	N/A

Shares redeemed	(67,731)	(73,232)	N/A	N/A

Net increase in shares outstanding	145,500	91,843	N/A	N/A

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:

Shares sold	934,349	3,291,874	N/A	N/A

Shares issued in reinvestments of dividends and distributions	—	21,472	N/A	N/A

Shares redeemed	(186,060)	(94,705)	N/A	N/A

Net increase in shares outstanding	748,289	3,218,641	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Statements of Changes in Net Assets

The Market
Opportunities Fund

From January 31,
2006^ through
June 30, 2006
(Unaudited)

OPERATIONS:

Net investment income	$11,100

Net realized gain on sale of investments, foreign currency and written option contracts expired or closed	18

Net change in unrealized depreciation of investments, foreign currency and written options	(170,435)

Net decrease in net assets resulting from operations	(159,317)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:

Net investment income	—

Net realized gains	—

Total distributions	—

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:

Net investment income	—

Net realized gains	—

Total distributions	—

CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS:

Proceeds from shares sold	3,362,440

Redemption fees	—

Proceeds from shares issued to holders in reinvestment of dividends	—

Cost of shares redeemed	(18,305)

Net increase in net assets resulting from capital share transactions	3,344,135

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:

Proceeds from shares sold	2,424,425

Redemption fees	—

Proceeds from shares issued to holders in reinvestment of dividends	—

Cost of shares redeemed	(114,805)

Net increase in net assets resulting from capital share transactions	2,309,620

TOTAL INCREASE IN NET ASSETS	5,494,438

NET ASSETS:

Beginning of period	—

End of period*	$5,494,438

*Including undistributed net investment income of	$11,100

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:

Shares sold	334,448

Shares issued in reinvestments of dividends and distributions	—

Shares redeemed	(1,849)

Net increase in shares outstanding	332,599

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:

Shares sold	239,316

Shares issued in reinvestments of dividends and distributions	—

Shares redeemed	(11,923)

Net increase in shares outstanding	227,393

^	Commencement of operations.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements
June 30, 2006 (Unaudited)

1.      Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Internet Emerging Growth Fund (“Emerging”),The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”) and The Kinetics Government Money Market Fund (“Government”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Emerging and Paradigm), February 3, 2000 (Government), March 20, 2000 (Small Cap) and January 31, 2006 (Market Opportunities). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to The Market Opportunities Fund), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2006 is as follows:

Interest in
Master Portfolio

Internet Fund	99.995%

Emerging Fund	99.794%

Paradigm Fund	99.998%

Medical Fund	99.920%

Small Cap Fund	99.989%

Government Fund	97.386%

Market Opportunities Fund	99.822%

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing Feeder Fund conducted its own investment operations.

Effective April 26, 2001, the Internet, Paradigm and Medical Funds issued an additional class of shares — Advisor Class A. Effective December 31, 2001, the Small Cap Fund issued an additional class of shares — Advisor Class A. Effective January 31, 2006, the Market Opportunities Fund began issuing Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.50%(1) of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%. Effective June 28, 2002 the Paradigm Fund issued an additional class of shares — Advisor Class C. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets. Effective May 27, 2005, the Paradigm Fund issued an additional class of shares — the Institutional Class. Effective August 12, 2005, the Small Cap Fund issued an additional class of shares — the Institutional Class. The Institutional Class shares are subject to a service fee of 0.20% of average daily net assets, not including any waivers or reimbursements by the Adviser. All other classes are subject to a service fee of 0.25% of average daily net assets. The No Load Class and the Institutional Class shares do not pay a 12b-1 fee and, along with Advisor Class C shares, do not have a sales charge. Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Class C shares, the sales charge on the Advisor Class A shares, the service fees paid by the No Load Class, Advisor Class A and Advisor Class C versus those paid by the Institutional Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund, with the exception of the Government Fund, will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

(1)	As of June 30, 2006, the 12b-1 fees were limited to 0.25% for all of the Advisor Class A shares.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

2.   Significant Accounting Policies

Security Valuation

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investments in The Kinetics Government Money Market Portfolio and instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2006, none of the Master Portfolios held securities which were fair valued.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Written Option Accounting

The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2006, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation

Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

3.   Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for The Kinetics Government Money Market Portfolio, which compensates the Adviser at an annual rate of 0.50% of the Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to continue to pay certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary reimbursement at any time, however, these reimbursements are not subject to recapture. For the six months ended June 30, 2006, the amounts earned by the Adviser and the reimbursed expenses for the Feeder Funds are as follows:

	Internet	Emerging

Annual Advisory Rate	1.25%	1.25%

Expenses Reimbursed by Adviser	$—	$24,632

	Paradigm	Medical

Annual Advisory Rate	1.25%	1.25%

Expenses Reimbursed by Adviser	$545,209	$47,900

	Small Cap	Government

Annual Advisory Rate	1.25%	0.50%

Expenses Reimbursed by Adviser	$178,100	$15,611

Market
Opportunities

Annual Advisory Rate	1.25%

Expenses Reimbursed by Adviser	$15,278

The Adviser receives a shareholder servicing fee from the No Load, Class A and Class C shares of the Feeder Funds pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets. For the Institutional Class the Adviser receives a shareholder servicing fee in the amount equal to 0.20% of the Institutional Class average daily net assets. At this time the Investment Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of its average daily net assets until at least May 1, 2007. For the six months ended June 30, 2006 the Adviser waived

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

$6,863 and $58,194 in shareholder servicing fees for the Institutional Class of the Paradigm Fund and the Small Cap Opportunities Fund, respectively. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2006, the Feeder Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Classes B and C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of shares to the Distributor or other qualified recipients under the Plan. During the six months ended June 30, 2006, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2006, the Advisor Class A shares of the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds incurred expenses of $308, $106,964, $746, $9,075 and $1,411, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Classes B and C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2006, Paradigm Advisor Class C shares incurred expenses of $206,717, pursuant to the 12b-1 Plan. Through June 30, 2006, the Funds had not issued any Advisor Class B shares.

Kinetics Funds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser.

For the six months ended June 30, 2006, the Distributor received $4, $161,582, $530, $15,194 and $9,655 from sales loads from the Internet, Paradigm, Medical, Small Cap and Market Opportunities Funds.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

4.      Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2005, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)

			Accumulated
			Net	Accumulated
			Investment	Net Realized
	Paid-in-Capital		Income(Loss)	Loss

The Internet Fund	$		$59,688	$(59,688)

The Internet Emerging Growth Fund			(4)	4

The Paradigm Fund		263,110	(125,851)	(137,259)

The Medical Fund		(183,606)	183,618	(12)

The Small Cap Opportunities Fund		8	16,642	(16,650)

5.      Income Taxes

At December 31, 2005 the Internet, Emerging, Paradigm and Small Cap Funds had $517,916, $9,349, $1,234,776 and $448,253, respectively, of undistributed net investment income on a tax basis.

At December 31, 2005 the Paradigm Fund had $72 of accumulated gains on a tax basis.

At December 31, 2005, the Feeder Funds had accumulated net realized capital loss carryovers expiring in the following years.

Feeder Fund	2013	2011	2010	2009	2008

Internet	$6,777,871	$—	$140,178,775	$34,119,306	$—

Emerging	4,885	887,154	2,635,504	5,481,052	2,488,196

Paradigm	—	—	—	—	—

Medical	—	22,109	—	—	—

Small Cap	499,629	—	—	—	—

To the extent that the Feeder Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers. For the year ended December 31, 2005, Medical Fund utilized $1,863,391 of capital loss carryforward.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

At December 31, 2005, the following Feeder Funds deferred, on a tax basis, post-October losses and straddle losses of:

Feeder Fund	Post-October Losses	Straddle Losses

Internet	$2,499,021	$710,957

Emerging	23,208	—

Paradigm	289,117	19,348

Medical	—	105,854

Small Cap	657,878	64,069

The tax components of dividends paid during the years ended December 31, 2005 and December 31, 2004, are:

	Internet		Emerging

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2005	$1,219,980	$—	$160,455	$—

2004	$2,903,007	$—	$107,877	$—

	Paradigm		Medical

	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution

2005	$475,907	$412,952	$—	$—

2004	$2,388,158	$928,680	$—	$—

	Small Cap

	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution

2005	$436,587	$391,110

2004	$1,134,677	$—

The following information is presented on an income tax basis as of December 31, 2005.

	Internet	Emerging	Paradigm	Medical	Small Cap

Distributable ordinary income	$517,916	$9,349	$1,234,776	$—	$448,253

Distributable long-term gains	$—	$—	$72	$—	$—

6.      Tax Information (Unaudited)

The Internet, Emerging, Paradigm and Small Cap Funds designate 24%, 37%, 66% and 9%, respectively, of dividends declared after December 31, 2005 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

The Paradigm Fund hereby designates $115,597 as ordinary income distributions and $147,545 as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2005, which is designated as qualifying for the dividends-received deduction, is as follows: Internet 22.4%, Emerging 36.0%, Paradigm 53.8% and Small Cap 6.5%.

7.      Information about Proxy Voting (Unaudited)

Information regarding how Kinetics Mutual Funds, Inc. votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2006 will be available after August 31, 2006 without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

8.      Information about the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet Fund

	No Load		Advisor		No Load
	Class		Class A		Class
	Six Months		Six Months		For the
	Ended		Ended		Year Ended
	June 30, 2006		June 30, 2006		December 31,
	(Unaudited)		(Unaudited)		2005

PER SHARE DATA(3)
Net Asset Value,

Beginning of Period	$24.66		$24.40		$25.29

Income from Investment Operations:

Net investment income (loss)	(0.07	)(5)	(0.10	)(5)	0.11 (5)

Net realized and unrealized gain (loss) on investments	2.71		2.68		(0.54)

Total gain (loss) from investment operations	2.64		2.58		(0.43)

Redemption fees	0.00	(6)	—		0.00 (6)

Less Distributions:

From net investment income	—		—		(0.20)

From net realized gains	—		—		—

Total distributions	—		—		(0.20)

Net Asset Value, End of Period	$27.30		$26.98		$24.66

Total Return(4)	10.71	% (1)	10.57	% (1)	(1.69)%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$145,084		$284		$148,260

Ratio of expenses to average net assets:

Before expense reimbursement	1.92	% (2)	2.17	% (2)	2.35%

After expense reimbursement	1.92	% (2)	2.17	% (2)	2.35%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(0.53	)%(2)	(0.78	)%(2)	0.46%

After expense reimbursement	(0.53	)%(2)	(0.78	)%(2)	0.46%

Portfolio turnover rate	N/A		N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Internet Fund

	Advisor	No Load
	Class A	Class
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2005	2004

PER SHARE DATA(3)
Net Asset Value,

Beginning of Period	$24.93	$23.31

Income from Investment Operati

Net investment income (loss)	0.05 (5)	0.10 (5)

Net realized and unrealized gain (loss) on investments	(0.44)	2.25

Total gain (loss) from investment operations	(0.39)	2.35

Redemption fees	0.00 (6)	—

Less Distributions:

From net investment income	(0.14)	(0.37)

From net realized gains	—	—

Total distributions	(0.14)	(0.37)

Net Asset Value, End of Period	$24.40	$25.29

Total Return(4)	(1.55)%	10.06%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$300	$201,929

Ratio of expenses to average net assets:

Before expense reimbursement	2.60%	2.37%

After expense reimbursement	2.60%	2.37%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	0.21%	0.44%

After expense reimbursement	0.21%	0.44%

Portfolio turnover rate	N/A	N/A

(1)	Not annualized.
(2)	Annualized.
(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.

See Notes to the Financial Statements.

The Internet Fund

Advisor	No Load	Advisor	No Load		Advisor		No Load
Class A	Class	Class A	Class		Class A		Class
For the	For the	For the	For the		For the		For the
Year Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
December 31,	December 31,	December 31,	December 31,		December 31,		December 31,
2004	2003	2003	2002		2002		2001

$22.88	$16.69	$16.47	$21.80		$21.75		$24.12

0.05 (5)	0.03	(0.82)	(0.08	)(5)	(0.12	)(5)	(0.17)
2.23	6.66	7.23	(5.03)		(5.16)		(2.15)

2.28	6.69	6.41	(5.11)		(5.28)		(2.32)

—	—	—	—		—		—
(0.23)	(0.07)	—	—		—		—
—	—	—	—		—		—

(0.23)	(0.07)	—	—		—		—

$24.93	$23.31	$22.88	$16.69		$16.47		$21.80

9.95%	40.11%	38.92%	(23.44)%		(24.28)%		(9.62)%

$354	$230,971	$428	$189,618		$507		$297,793
2.62%	2.39%	2.64%	2.42%		2.67%		2.37%
2.62%	2.39%	2.64%	2.42%		2.67%		2.37%
0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%		(0.61)%
0.19%	0.11%	(0.14)%	(0.41)%		(0.66)%		(0.61)%
N/A	N/A	N/A	N/A		N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

The Internet Fund

Advisor
Class A
April 26, 2001^
through
December 31,
2001

$23.50

(0.12	)(5)
(1.63)

(1.75)

—
—
—

—

$21.75

(7.45	)%(1)
$975
2.62	%(2)
2.62	%(2)
(0.86	)%(2)
(0.86	)%(2)
N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Internet
	Emerging Growth Fund

	No Load
	Class Six
	Months		No Load	No Load	No Load	No Load	No Load
	Ended		Class For the	Class For the	Class For the	Class For the	Class For the
	June 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2005	2004	2003	2002	2001

PER SHARE DATA(1)
Net Asset Value,

Beginning of Period	$4.43		$4.50	$4.28	$3.24	$4.30	$3.69

Income from Investment Operations:

Net investment income (loss)	0.04		0.15	0.08	0.04	(0.08)	(0.03)

Net realized and unrealized gain (loss) on investments	0.07		(0.03)	0.25	1.05	(0.98)	0.64

Total gain (loss) from investment operations	0.11		0.12	0.33	1.09	(1.06)	0.61

Redemption fees	0.00	(2)	0.00 (2)	—	—	—	—

Less Distributions:

From net investment income	—		(0.19)	(0.11)	(0.05)	—	—

From net realized gains	—		—	—	—	—	—

Total distributions	—		(0.19)	(0.11)	(0.05)	—	—

Net Asset Value, End of Period	$4.54		$4.43	$4.50	$4.28	$3.24	$4.30

Total Return	2.48	%(4)	2.65%	7.67%	33.56%	(24.65)%	16.53%
SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$3,257		$3,896	$4,584	$4,677	$3,338	$5,277

Ratio of expenses to average net assets:

Before expense reimbursement	3.25	%(3)	3.22%	3.45%	3.64%	3.78%	4.17%

After expense reimbursement	1.83	%(3)	2.69%	2.67%	2.74%	2.74%	2.74%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	0.83	%(3)	2.80%	1.08%	0.11%	(3.03)%	(2.09)%

After expense reimbursement	2.25	%(3)	3.33%	1.84%	1.01%	(1.99)%	(0.66)%

Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.

See Notes to the Financial Statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Paradigm Fund

	No Load Class		Advisor Class A		Advisor Class C
	For the Six		For the Six		For the Six
	Months Ended		Months Ended		Months Ended
	June 30, 2006		June 30, 2006		June 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)

PER SHARE DATA(1)
Net Asset Value,

Beginning of Period	$20.33		$20.08		$19.76

Income from Investment Operations:

Net investment income (loss)	0.02(6)		(0.00	)(2)(6)	(0.06	)(6)

Net realized and unrealized gain (loss) on investments	2.39		2.34		2.31

Total gain (loss) from investment operations	2.41		2.34		2.25

Redemption fees	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)

Less Distributions:

From net investment income	—		—		—

From net realized gains	—		—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$22.74		$22.42		$22.01

Total Return(5)	11.80	%(3)	11.60	%(3)	11.39	%(3)

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$819,940		$110,168		$69,354

Ratio of expenses to average net assets:

Before expense reimbursement and waivers(7)	1.82	%(4)	2.07	%(4)	2.57	%(4)

After expense reimbursement	1.69	%(4)	1.94	%(4)	2.44	%(4)

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	0.08	%(4)	(0.17	)%(4)	(0.67	)%(4)

After expense reimbursement	0.21	%(4)	(0.04	)%(4)	(0.54	)%(4)

Portfolio turnover rate	N/A		N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Paradigm Fund

	Institutional Class		No Load Class		Advisor Class A
	For the Six		For the		For the
	Months Ended		Year Ended		Year Ended
	June 30, 2006		December 31,		December 31,
	(Unaudited)		2005		2005

PER SHARE DATA(1)
Net Asset Value,

Beginning of Period	$20.31		$17.54		$17.40

Income from Investment Operations:

Net investment income (loss)	0.05(6)		(0.03	)(6)	(0.07	)(6)

Net realized and unrealized gain (loss) on investments	2.36		2.82		2.77

Total gain (loss) from investment operations	2.41		2.79		2.70

Redemption fees	—		0.03		0.00(2)

Less Distributions:

From net investment income	—		(0.01)		—

From net realized gains	—		(0.02)		(0.02)

Total distributions	—		(0.03)		(0.02)

Net Asset Value, End of Period	$22.72		$20.33		$20.08

Total Return(5)	11.87	%(3)	16.11%		15.54%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$398,090		$418,914		$60,421

Ratio of expenses to average net assets:

Before expense reimbursement and waivers(7)	1.67	%(4)	1.93%		2.18%

After expense reimbursement	1.49	%(4)	1.69%		1.94%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	0.23	%(4)	(0.41)%		(0.66)%

After expense reimbursement	0.41	%(4)	(0.17)%		(0.42)%

Portfolio turnover rate	N/A		N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Paradigm Fund

			Institutional Class
	Advisor Class C		For the Period		No Load Class
	For the		May 27, 2007^		For the
	Year Ended		through		Year Ended
	December 31,		December 31,		December 31,
	2005		2005		2004

PER SHARE DATA(1)
Net Asset Value,

Beginning of Period	$17.21		$18.13		$14.91

Income from Investment Operations:

Net investment income (loss)	(0.17	)(6)	0.01(2	)(6)	(0.06	)(6)

Net realized and unrealized gain (loss) on investments	2.74		2.23		3.17

Total gain (loss) from investment operations	2.57		2.24		3.11

Redemption fees	0.00(2)		—		—

Less Distributions:

From net investment income	—		(0.04)		(0.02)

From net realized gains	(0.02)		(0.02)		(0.46)

Total distributions	(0.02)		(0.06)		(0.48)

Net Asset Value, End of Period	$19.76		$20.31		$17.54

Total Return(5)	14.96%		12.35	%(3)	20.84%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$38,740		$10,895		$89,313

Ratio of expenses to average net assets:

Before expense reimbursement and waivers(7)	2.68%		1.88	%(4)	2.10%

After expense reimbursement	2.44%		1.49%		1.74%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(1.16)%		(0.37	)%(4)	(0.77)%

After expense reimbursement	(.92)%		0.02	%(4)	(0.41)%

Portfolio turnover rate	N/A		N/A		N/A

^ Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(7)	See Notes to Financial Statements #3 for the Investment Adviser waiver discussion.

See Notes to the Financial Statements.

The Paradigm Fund

Advisor Class A	Advisor Class C	No Load Class	Advisor Class A	Advisor Class C	No Load Class
For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2004	2004	2003	2003	2003	2002

$14.82	$14.73	$10.12	$10.07	$10.05	$10.61

(0.10)	(0.18)	0.05	0.08	0.02	(0.14)
3.16	3.14	4.79	4.70	4.67	(0.35)

3.06	2.96	4.84	4.78	4.69	(0.49)

—	—	—	—	—	—
(0.02)	(0.02)	(0.05)	(0.03)	(0.01)	—
(0.46)	(0.46)	—	—	—	—

(0.48)	(0.48)	(0.05)	(0.03)	(0.01)	—

$17.40	$17.21	$14.91	$14.82	$14.73	$10.12

20.63%	20.08%	47.87%	47.47%	46.68%	(4.62)%

$26,525	$9,426	$57,646	$13,157	$2,125	$5,044
2.35%	2.85%	2.24%	2.49%	2.99%	2.97%
1.99%	2.49%	1.74%	1.99%	2.49%	2.74%
(1.02)%	(1.52)%	0.57%	0.32%	(0.18)%	(1.61)%
(0.66)%	(1.16)%	1.07%	0.82%	0.32%	(1.38)%
N/A	N/A	N/A	N/A	N/A	N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

The Paradigm Fund

Advisor Class A	Advisor Class C
For the	June 28, 2002^
Year Ended	through
December 31,	December 31,
2002	2002

$10.58	$10.64

(0.17)	(0.11)
(0.34)	(0.48)

(0.51)	(0.59)

—	—
—	—
—	—

—	—

$10.07	$10.05

(4.82)%	(5.55	)(3)
$4,943	$519
3.22%	3.72	%(4)
2.99%	3.49	%(4)
(1.86)%	(2.36	)%(4)
(1.63)%	(2.13	)%(4)
N/A	N/A

See Notes to the Financial Statements.

	The Paradigm Fund

	No Load Class	Advisor Class A
	For the	April 26, 2001^
	Year Ended	through
	December 31,	December 31,
	2001	2001

PER SHARE DATA(1)
Net Asset Value,

Beginning of Period	$10.40	$10.42

Income from Investment Operations:

Net investment income (loss)	(0.13)	(0.10	)(6)

Net realized and unrealized gain (loss) on investments	0.34	0.26

Total gain (loss) from investment operations	0.21	0.16

Redemption fees	—	—

Less Distributions:

From net investment income	—	—

From net realized gains	—	—

Total distributions	—	—

Net Asset Value, End of Period	$10.61	$10.58

Total Return(6)	2.02%	1.54	%(3)

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$4,817	$4,091

Ratio of expenses to average net assets:

Before expense reimbursement	3.47%	3.72	%(4)

After expense reimbursement	2.74%	2.99	%(4)

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(1.91)%	(2.16	)%(4)

After expense reimbursement	(1.18)%	(1.43	)%(4)

Portfolio turnover rate	N/A	N/A

^ Commencement of operations.

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	The amount is less than $0.005 per share.
(3)	Not annualized.
(4)	Annualized.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

See Notes to the Financial Statements.

(This page intentionally left blank)

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Medical Fund

	No Load Class		Advisor Class A
	For the Six		For the Six		No Load Class
	Months Ended		Months Ended		For the
	June 30,		June 30,		Year Ended
	2006		2006		December 31,
	(Unaudited)		(unaudited)		2005

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$16.64		$16.34		$16.76

Income from Investment Operations:

Net investment income (loss)	0.02(5)		(0.00)(5)(6)		(0.18	)(5)

Net realized and unrealized gain (loss) on investments	0.87		0.85		0.06

Total gain (loss) from investment operations	0.89		0.85		(0.12)

Redemption fees	0.00(6)		—		0.00(6)

Less Distributions:

From net investment income	—		—		—

From net realized gains	—		—		—

Total distributions	—		—		—

Net Asset Value, End of Period	$17.53		$17.19		$16.64

Total Return(4)	5.35	%(1)	5.20	%(1)	(0.72)%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$14,073		$654		$13,943

Ratio of expenses to average net assets:

Before expense reimbursement	2.45	%(2)	2.70	%(2)	2.48%

After expense reimbursement	1.76	%(2)	2.01	%(2)	2.44%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(0.49	)%(2)	(0.74	)%(2)	(1.14)%

After expense reimbursement	0.20	%(2)	(0.05	)%(2)	(1.10)%

Portfolio turnover rate	N/A		N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Medical Fund

	Advisor Class A		No Load Class
	For the		For the
	Year Ended		Year Ended
	December 31,		December 31,
	2005		2004

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$16.49		$15.67

Income from Investment Operations:

Net investment income (loss)	(0.22	)(5)	(0.10	)(5)

Net realized and unrealized gain (loss) on investments	0.07		1.19

Total gain (loss) from investment operations	(0.15)		1.09

Redemption fees	—		—

Less Distributions:

From net investment income	—		—

From net realized gains	—		—

Total distributions	—		—

Net Asset Value, End of Period	$16.34		$16.76

Total Return(4)	(0.91)%		6.96%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$559		$19,583

Ratio of expenses to average net assets:

Before expense reimbursement	2.73%		2.54%

After expense reimbursement	2.69%		2.39%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(1.39)%		(1.31)%

After expense reimbursement	(1.35)%		(1.16)%

Portfolio turnover rate	N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Medical Fund

	Advisor Class A		No Load Class
	For the		For the
	Year Ended		Year Ended
	December 31,		December 31,
	2004		2003

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$15.47		$12.72

Income from Investment Operations:

Net investment income (loss)	(0.11	)(5)	(0.25)

Net realized and unrealized gain (loss) on investments	1.13		3.20

Total gain (loss) from investment operations	1.02		2.95

Redemption fees	—		—

Less Distributions:

From net investment income	—		—

From net realized gains	—		—

Total distributions	—		—

Net Asset Value, End of Period	$16.49		$15.67

Total Return(4)	6.59%		23.19%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$696		$23,695

Ratio of expenses to average net assets:

Before expense reimbursement	2.79%		2.52%

After expense reimbursement	2.64%		2.52%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(1.56)%		(1.55)%

After expense reimbursement	(1.41)%		(1.55)%

Portfolio turnover rate	N/A		N/A

^	Commencement of operations.

(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(6)	The amount is less than $0.005 per share.

See Notes to the Financial Statements.

The Medical Fund

Advisor Class A	No Load Class	Advisor Class A	No Load Class	Advisor Class A
For the	For the	For the	For the	April 26, 2001^
Year Ended	Year Ended	Year Ended	Year Ended	through
December 31,	December 31,	December 31,	December 31,	December 31,
2003	2002	2002	2001	2001

$12.61	$18.06	$18.01	$20.98	$18.24

(0.63)	(0.21)	(0.24)	(0.25)	(0.17	)(5)
3.49	(5.05)	(5.08)	(2.64)	(0.03)

2.86	(5.26)	(5.32)	(2.89)	(0.20)

—	—	—	—	—
—	—	—	—	—
—	(0.08)	(0.08)	(0.03)	(0.03)

—	(0.08)	(0.08)	(0.03)	(0.03)

$15.47	$12.72	$12.61	$18.06	$18.01

22.68%	(29.14)%	(29.56)%	(13.77)%	(1.09	)%(1)
$758	$22,604	$794	$40,416	$1,203
2.77%	2.55%	2.80%	2.28%	2.53	%(2)
2.77%	2.55%	2.80%	2.28%	2.53	%(2)
(1.80)%	(1.49)%	(1.74)%	(1.17)%	(1.42	)%(2)
(1.80)%	(1.49)%	(1.74)%	(1.17)%	(1.42	)%(2)
N/A	N/A	N/A	N/A	N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Small Cap Opportunities Fund

	No Load Class		Advisor Class A
	For the Six		For the Six
	Months Ended		Months Ended
	June 30,		June 30,
	2006		2006
	(Unaudited)		(Unaudited)

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$21.02		$20.89

Income from Investment Operations:

Net investment income (loss)	0.01	(5)	(0.05)	(5)

Net realized and unrealized gain (loss) on investments	2.16		2.18

Total gain (loss) from investment operations	2.17		2.13

Redemption fees	0.01		0.00	(6)

Less Distributions:

From net investment income	—		—

From net realized gains	—		—

Total distributions	—		—

Net Asset Value, End of Period	$23.20		$23.02

Total Return(4)	10.37	% (1)	10.20	%(1)

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$118,459		$9,084

Ratio of expenses to average net assets:

Before expense reimbursement	1.85	% (2)	2.10	%(2)

After expense reimbursement	1.65	% (2)	1.90	%(2)

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(0.46)	% (2)	(0.71)	%(2)

After expense reimbursement	(0.26)	% (2)	(0.51)	%(2)

Portfolio turnover rate	N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Small Cap Opportunities Fund

	Institutional Class
	For the Six		No Load Class
	Months Ended		For the
	June 30,		Year Ended
	2006		December 31,
	(Unaudited)		2005

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$21.00		$18.69

Income from Investment Operations:

Net investment income (loss)	(0.02)	(5)	0.12 (5)

Net realized and unrealized gain (loss) on investments	2.21		2.35

Total gain (loss) from investment operations	2.19		2.47

Redemption fees	0.00	(6)	0.00 (6)

Less Distributions:

From net investment income	—		(0.01)

From net realized gains	—		(0.13)

Total distributions	—		(0.14)

Net Asset Value, End of Period	$23.19		$21.02

Total Return(4)	10.43	%(1)	13.17%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$91,981		$55,979

Ratio of expenses to average net assets:

Before expense reimbursement	1.80	%(2)	1.93%

After expense reimbursement	1.45	%(2)	1.66%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(0.41)	%(2)	0.18%

After expense reimbursement	(0.06)	%(2)	0.45%

Portfolio turnover rate	N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Small Cap Opportunities Fund

	Advisor Class A	Institutional Class
	For the	For the Period
	Year Ended	August 12, 2005
	December 31,	through
	2005	December 31, 2005

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$18.63	$20.48

Income from Investment Operations:

Net investment income (loss)	0.02 (5)	0.00	(5)(6)

Net realized and unrealized gain (loss) on investments	2.38	0.67

Total gain (loss) from investment operations	2.40	0.67

Redemption fees	0.00 (6)	—

Less Distributions:

From net investment income	(0.01)	(0.02)

From net realized gains	(0.13)	(0.13)

Total distributions	(0.14)	(0.15)

Net Asset Value, End of Period	$20.89	$21.00

Total Return(4)	12.83%	3.23	%(1)

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$5,205	$67,586

Ratio of expenses to average net assets:

Before expense reimbursement	2.16%	1.77	%(2)

After expense reimbursement	1.94%	1.59	%(2)

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	(0.17)%	(0.21)	%(2)

After expense reimbursement	0.06%	(0.03)	%(2)

Portfolio turnover rate	N/A	N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

	The Small Cap Opportunities Fund

	No Load Class	Advisor Class A
	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2004	2004

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$16.55	$16.50

Income from Investment Operations:

Net investment income (loss)	0.22 (5)	0.18 (5)

Net realized and unrealized gain (loss) on investments	2.49	2.49

Total gain (loss) from investment operations	2.71	2.67

Redemption fees	—	—

Less Distributions:

From net investment income	(0.16)	(0.13)

From net realized gains	(0.41)	(0.41)

Total distributions	(0.57)	(0.54)

Net Asset Value, End of Period	$18.69	$18.63

Total Return(4)	16.40%	16.17%

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$35,702	$2,929

Ratio of expenses to average net assets:

Before expense reimbursement	2.03%	2.28%

After expense reimbursement	1.74%	1.99%

Ratio of net investment income (loss) to average net assets:

Before expense reimbursement	1.01%	0.76%

After expense reimbursement	1.30%	1.05%

Portfolio turnover rate	N/A	N/A

^	Commencement of operations.

(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(6)	The amount listed is less than $0.005 per share.

See Notes to the Financial Statements.

The Small Cap Opportunities Fund

No Load Class	Advisor Class A	No Load Class		Advisor Class A
For the	For the	For the		For the
Year Ended	Year Ended	Year Ended		Year Ended
December 31,	December 31,	December 31,		December 31,
2003	2003	2002		2002

$10.04	$10.03	$14.50		$14.50

0.25	0.15	(0.18	)(5)	(0.20	)(5)
6.43	6.47	(4.21)		(4.20)

6.68	6.62	(4.39)		(4.40)

—	—	—		—
(0.17)	(0.15)	—		—
—	—	(0.07)		(0.07)

(0.17)	(0.15)	(0.07)		(0.07)

$16.55	$16.50	$10.04		$10.03

66.51%	65.98%	(30.28)%		(30.35)%

$23,665	$2,075	$3,313		$172
2.34%	2.59%	2.95%		3.20%
2.34%	2.59%	2.74%		2.99%
2.14%	1.89%	(1.59)%		(1.84)%
2.14%	1.89%	(1.38)%		(1.63)%
N/A	N/A	N/A		N/A

[Additional columns below]

[Continued from above table, first column(s) repeated]

The Small Cap Opportunities Fund

No Load Class
For the
Year Ended		Advisor Class A
December 31,		December 31,
2001		2001^

$11.10		$14.50

(0.19	)(5)	—
3.59		—

3.40		—

—		—
—		—
—		—

—		—

$14.50		$14.50

30.63%		0.00	%(1)
$9,266		$1
3.73%		N/A
2.74%		N/A
(2.37)%		N/A
(1.38)%		N/A
N/A		N/A

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Kinetics Government Money Market Fund

	Six Months		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2006		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2005	2004	2003	2002		2001

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Income from Investment Operations:

Net investment income	0.02		0.02	—	—	0.00	(4)	0.02

Net realized and unrealized gain on investments	—		—	—	—	—		—

Total gain from investment operations	0.02		0.02	—	—	0.00	(4)	0.02

Less Distributions:

From net investment income	(0.02)		(0.02)	—	—	(0.00	)(4)	(0.02)

From net realized gains	—		—	—	—	—		—

Total distributions	(0.02)		(0.02)	—	—	(0.00	)(4)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	1.69	%(1)	1.88%	0.00%	0.00%	0.22%		2.36%
SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$995		$1,052	$1,166	$3,048	$128,657		$94,886

Ratio of expenses to average net assets:

Before expense reimbursement	4.17	%(2)	5.08%	2.11%	1.32%	1.29%		1.35%

After expense reimbursement	0.98	%(2)	1.06%	0.98%	0.94%	1.23%		1.24%

Ratio of net investment income to average net assets:

Before expense reimbursement	0.21	%(2)	(2.17)%	(1.13)%	(0.38)%	0.13%		2.12%

After expense reimbursement	3.40	%(2)	1.85%	0.00%	0.00%	0.19%		2.23%

Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A		N/A

(1)	Not annualized.
(2)	Annualized.
(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The amount listed is less than $0.005 per share.

See Notes to the Financial Statements.

KINETICS MUTUAL FUNDS, INC. — FEEDER FUNDS
Financial Highlights

	The Market Opportunities
	Fund

	No Load Class		Advisor Class A
	January 31, 2006^		January 31, 2006^
	through		through
	June 30, 2006		June 30, 2006
	(Unaudited)		(Unaudited)

PER SHARE DATA(3)

Net Asset Value, Beginning of Period	$10.00		$10.00

Income from Investment Operations:

Net investment income	0.02		0.02

Net realized and unrealized loss on investments	(0.21)		(0.21)

Total loss from investment operations	(0.19)		(0.19)

Redemption fees	—		—

Less Distributions:

From net investment income	—		—

From net realized gains	—		—

Total distributions	—		—

Net Asset Value, End of Period	$9.81		$9.81

Total Return(4)	(1.80)	%(1)	(1.90)	%(1)

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000’s)	$3,264		$2,230

Ratio of expenses to average net assets:

Before expense reimbursement	2.71	%(2)	2.96	%(2)

After expense reimbursement	1.73	%(2)	1.98	%(2)

Ratio of net investment income to average net assets:

Before expense reimbursement	(0.19	)%(2)	(0.44	)%(2)

After expense reimbursement	0.80	%(2)	0.55	%(2)

Portfolio turnover rate	N/A		N/A

^	Commencement of operations.

(1) Not annualized.
(2) Annualized.

(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2006 (Unaudited)

The Internet Portfolio

The Internet Emerging Growth Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2006 (Unaudited) — (Continued)

The Paradigm Portfolio*

The Medical Portfolio

*	The 35.5% position in Short-Term Investments is a result of cash received for the purchase of additional interests in the Portfolio at the end of the reporting period.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2006 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

The Kinetics Government Money Market Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2006 (Unaudited) — (Continued)

The Market Opportunities Portfolio

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 89.94%†	Shares	Value

Aerospace & Defense — 6.97%†

CACI International, Inc. — Class A*	174,000	$10,149,420

Air Freight & Logistics — 8.93%†

Expeditors International of Washington, Inc.	232,000	12,994,320

Asian Exchanges — 0.84%†

Hong Kong Exchanges & Clearing Limited	120,000	771,796

Singapore Exchange Limited	200,000	444,767

		1,216,563

Brokerage & Investment Banking — 0.06%†

ICAP plc	10,000	92,091

Capital Markets — 0.16%†

Collins Stewart Tullett plc	4,000	56,142

Internet HOLDRs Trust(3)	500	26,650

Thomas Weisel Partners Group, Inc.*	4,000	76,040

Van der Moolen Holding N.V. ADR	10,172	73,747

		232,579

Commercial Services & Supplies — 4.91%†

Comdisco Holding Company, Inc.(1)	194,400	2,976,264

Copart, Inc.*	6,000	147,360

FTI Consulting, Inc.*	43,000	1,151,110

Ritchie Bros. Auctioneers Incorporated	54,000	2,871,720

		7,146,454

Communications Equipment — 0.03%†

QUALCOMM, Inc.	1,000	40,070

Computers & Peripherals — 0.08%†
Apple Computer, Inc.*	2,000	114,240

Derivative Exchanges — 4.49%†

CBOT Holdings, Inc. — Class A*(1)	9,600	1,148,064

Chicago Mercantile Exchange Holdings Inc.	5,400	2,652,210

International Securities Exchange, Inc.	72,000	2,741,040

		6,541,314

Diversified Consumer Services — 0.07%†

Apollo Group, Inc. — Class A*	2,000	103,340

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Diversified Financial Services — 0.46%†

eSPEED, Inc. — Class A*	80,000	$666,400

Diversified Telecommunication Services — 11.12%†

Leucadia National Corporation	550,000	16,054,500

XO Holdings Inc.*	30,000	132,000

		16,186,500

European Exchanges — 0.44%†

London Stock Exchange Group plc	30,352	638,729

Health Care Providers & Services — 0.93%†

Emdeon Corporation*	109,000	1,352,690

Internet & Catalog Retail — 0.15%†

eBay, Inc.*	6,000	175,740

IAC/ InterActiveCorp*	1,000	26,490

Overstock.com, Inc.*(1)	1,000	21,260

		223,490

Internet Software & Services — 1.49%†

Baidu.com, Inc. ADR*	200	16,506

Google Inc. — Class A*	1,800	754,794

Netease.com, Inc. ADR*	4,000	89,320

NetRatings, Inc.*	90,000	1,250,100

SINA Corp*	1,000	24,980

Sohu.com, Inc.*	1,000	25,790

		2,161,490

IT Services — 14.75%†

CheckFree Corporation*	346,000	17,147,760

ManTech International Corporation — Class A*	140,000	4,320,400

		21,468,160

Leisure Equipment & Products — 0.00%†

Marvel Entertainment, Inc.*	322	6,440

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Media — 23.06%†

DreamWorks Animation SKG, Inc.*	3,000	$68,700

Gemstar-TV Guide International, Inc.*	600,000	2,112,000

Getty Images, Inc.*	34,600	2,197,446

Groupe Bruxelles Lambert S.A.	48,000	5,028,203

Harris Interactive, Inc.*	500,000	2,850,000

Liberty Global, Inc. — Class A*(1)	240,707	5,175,201

Liberty Global, Inc. — Series C*	240,707	4,951,343

PrimaCom AG ADR*	610,000	1,567,761

ProQuest Company*	5,000	61,450

The Walt Disney Company	1,380	41,400

The Washington Post Company — Class B	12,000	9,360,120

XM Satellite Radio Holdings, Inc. — Class A*	10,000	146,500

		33,560,124

Security Brokers, Dealers, And Flotation Companies — 0.04%†

GFI Group, Inc.*	1,000	53,950

Specialists — 1.50%†

LaBranche & Co Inc.*(1)	180,000	2,179,800

U.S. Equity Exchanges — 9.46%†

Nasdaq Stock Market Inc.*	140,000	4,186,000

NYSE Group Inc.*(1)	140,000	9,587,200

		13,773,200

Wireless Telecommunication Services — 0.00%†

Sunshine PCS Corporation — Class A*	149,890	5,996

TOTAL COMMON STOCKS (Cost $90,323,733)		130,907,360

CONVERTIBLE PREFERRED
STOCKS — 0.00%†

Media — 0.00%†

Adelphia Communications Corporation*, 7.500%	190,000	1,900

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $583,300)		1,900

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.14%†	Amount	Value

Diversified Telecommunication Services — 1.14%†

Level 3 Communications, Inc., CLB, 6.000%, due 03/15/2010 (1)	$2,000,000	$1,657,500

Media — 0.00%†

Adelphia Communications Corporation, 6.000%, due 2/15/2006, Acquired on 2/10/2004 at $123,000 (Default Effective 8/12/2002)*	200,000	1,500

TOTAL CONVERTIBLE BONDS (Cost $1,367,751)		1,659,000

CORPORATE BONDS — 2.50%†

Diversified Telecommunication Services — 2.50%†

Level 3 Communications, Inc., CLB, 12.875%, due 03/15/2010(+)(1)	3,600,000	3,636,000

TOTAL CORPORATE BONDS (Cost $3,662,025)		3,636,000

RIGHTS — 2.44%†	Shares

Commercial Services & Supplies — 2.44%†

Comdisco Holding Company, Inc. Expiration Date: 12/31/2050, Strike Price $1.00#	12,240,699	3,549,803

TOTAL RIGHTS (Cost $3,253,774)		3,549,803

PURCHASED PUT OPTIONS — 0.01%†	Contracts

Internet HOLDRs Trust

Expiration: January, 2007, Exercise Price: $70.000	7	11,060

TOTAL PURCHASED PUT OPTIONS (Cost $7,161)		11,060

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
SHORT-TERM INVESTMENTS — 3.43%†	or Shares	Value

Investment Companies — 0.06%†

First American Prime Obligations Fund — Class I	$90,904	$90,904

US Government Agency Issues — 3.37%†

Federal National Mortgage Association Discount Note 4.802%, due 7/3/2006	4,900,000	4,898,693

TOTAL SHORT-TERM INVESTMENTS (Cost $4,989,597)		4,989,597

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING — 16.26%†

Investment Companies — 0.76%†

AIM Short-Term Liquid Asset Fund	575,392	575,392

Merrill Lynch Premier Institutional Fund	529,248	529,248

		1,104,640

Repurchase Agreements — 11.75%†
Citigroup Global Repurchase Agreement, 5.3625%, dated 06/30/2006, due 07/03/2006

Repurchase price $8,824,744(2)	8,820,802	8,820,802
CS First Boston Repurchase Agreement, 5.250%, dated 06/30/2006, due 07/03/2006

Repurchase price $2,117,919(2)	2,116,993	2,116,993
CS First Boston Repurchase Agreement, 5.250%, dated 06/30/2006, due 07/03/2006

Repurchase price $1,941,425(2)	1,940,576	1,940,576
CS First Boston Repurchase Agreement, 5.250%, dated 06/30/2006, due 07/03/2006

Repurchase price $2,117,919(2)	2,116,993	2,116,993

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	or Shares	Value

CS First Boston Repurchase Agreement, 5.250%, dated 06/30/2006, due 07/03/2006

Repurchase price $2,117,919(2)	2,116,993	2,116,993

		17,112,357

Short-Term Notes — 3.75%†

Chesham Financial, 5.332%, due 7/3/2006	882,080	881,689

Fenway Funding, 5.354%, due 7/5/2006	352,832	352,570

Fenway Funding, LLC, 5.356%, due 7/5/2006	529,248	528,619

Thornburg Mortgage Capital, 5.115%, due 7/6/2006	882,080	877,844

Antalis Funding, 5.323%, due 7/7/2006	882,080	881,168

Mortgage Int Net Trust Plus, 5.305%, due 7/7/2006	529,248	528,703

Rams Funding, LLC, 5.331%, due 7/17/2006	882,080	878,574

Duke Funding HGH GRD, 5.263%, due 7/20/2006	529,248	526,936

		5,456,103

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $23,673,100)		23,673,100

TOTAL INVESTMENTS (Cost $127,860,441) — 115.72%†		$168,427,820

* — Non-income producing security.
^ — Security has a stepped rate. The rate listed is as of June 30, 2006.
† — Calculated as a percentage of net assets.
# — Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2006. Total loaned securities had a market value of $23,464,389 at June 30, 2006.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.
(3) —	All or a portion of the shares have been committed as collateral for written option contracts.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 78.96%†	Shares	Value

Aerospace & Defense — 5.66%†

SI International, Inc.*	6,000	$183,960

Asian Exchanges — 3.26%†

Osaka Securities Exchange Co., Ltd.	9	106,169

Capital Markets — 5.64%†

Nasdaq-100 Index Tracking Stock(3)	4,000	155,040

Thomas Weisel Partners Group, Inc.*	1,500	28,515

		183,555

Commercial Services & Supplies — 6.31%†

Comdisco Holding Company, Inc.	9,300	142,383

Deluxe Corporation	1,100	19,228

John H. Harland Company	1,000	43,500

		205,111

Computers & Peripherals — 5.92%†

M-Systems Flash Disk Pioneers Ltd.*	6,500	192,595

Derivative Exchanges — 5.36%†

Chicago Mercantile Exchange Holdings Inc.	200	98,230

International Securities Exchange, Inc.	2,000	76,140

		174,370

Diversified Financial Services — 2.30%†

eSPEED, Inc. — Class A*	5,000	41,650

MarketAxess Holdings, Inc.*	3,000	33,030

		74,680

Diversified Telecommunication Services — 8.87%†

IDT Corporation*	3,000	39,600

IDT Corporation — Class B*	3,000	41,370

Lynch Interactive Corporation*	51	118,065

Warwick Valley Telephone Company	1,200	23,400

XO Holdings Inc.*	15,000	66,000

		288,435

Insurance — 5.44%†

Fidelity National Financial, Inc.	4,173	162,539

Fidelity National Title Group, Inc. — Class A(1)	730	14,359

		176,898

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Internet Software & Services — 4.42%†

Digital River, Inc.*	1,000	$40,390

NetRatings, Inc.*	3,000	41,670

Websense, Inc.*	3,000	61,620

		143,680

IT Services — 0.51%†

Lionbridge Technologies, Inc.*	3,000	16,590

Media — 22.28%†

Discovery Holding Company — Class A*	50	731

The E.W. Scripps Company — Class A	1,000	43,140

Gemstar-TV Guide International, Inc.*	5,000	17,600

Groupe Bruxelles Lambert S.A.	1,600	167,607

Interactive Data Corporation*	8,500	170,765

Liberty Global, Inc. — Class A*	30	645

Liberty Global, Inc. — Series C*	30	617

Liberty Media Holding Corporation — Capital Series A*	25	2,094

Liberty Media Holding Corporation — Interactive A*	126	2,175

Naspers Limited ADR	7,470	126,467

PrimaCom AG ADR*	4,750	12,208

RCN Corporation*	5,545	138,237

Valassis Communications, Inc.*	1,800	42,462

		724,748

Software — 0.87%†

FactSet Research Systems, Inc.	600	28,380

U.S. Equity Exchanges — 2.11%†

NYSE Group Inc.*(1)	1,000	68,480

Wireless Telecommunication Services — 0.01%†

Sunshine PCS Corporation — Class A*	6,000	240

TOTAL COMMON STOCKS (Cost $1,869,834)		2,567,891

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

PREFERRED STOCKS — 0.04%†	Shares	Value

Diversified Telecommunication Services — 0.04%†

PTV, Inc. — Series A, CLB, 10.000%	487	$1,461

TOTAL PREFERRED STOCKS (Cost $3,774)		1,461

	Principal
CONVERTIBLE BONDS — 4.54%†	Amount

Semiconductor Equipment & Products — 4.54%†

Conexant Systems, Inc., CLB, 4.000%, due 02/01/2007	$150,000	147,563

TOTAL CONVERTIBLE BONDS (Cost $140,021)		147,563

CORPORATE BONDS — 6.99%†

Diversified Telecommunication Services — 6.99%†

Level 3 Communications, Inc., CLB, 12.875%, due 03/15/2010(+)(1)	225,000	227,250

TOTAL CORPORATE BONDS (Cost $207,358)		227,250

RIGHTS — 5.18%†	Shares

Commercial Services & Supplies — 5.18%†

Comdisco Holding Company, Inc. Expiration Date: 12/31/2050, Strike Price $1.00#	581,000	168,490

TOTAL RIGHTS (Cost $245,273)		168,490

PURCHASED PUT OPTIONS — 0.32%†	Contracts

Nasdaq-100 Index Tracking Stock

Expiration: January, 2007, Exercise Price: $38.625	28	4,620

Expiration: January, 2007, Exercise Price: $39.625	28	5,740

TOTAL PURCHASED PUT OPTIONS (Cost $22,568)		10,360

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 3.91%†	Amount	Value

US Government Agency Issues — 3.69%†

Federal Home Loan Bank Discount Note, 4.950%, due 7/3/2006	$120,000	$119,968

Variable Rate Demand Notes** — 0.22%†

U.S. Bank, N.A., 5.100%	7,149	7,149

TOTAL SHORT-TERM INVESTMENTS (Cost $127,117)		127,117

INVESTMENTS PURCHASED WITH CASH	Principal
PROCEEDS FROM SECURITIES	Amount,
LENDING — 10.00%†	Shares or Par

Investment Companies — 0.47%†

AIM Short-Term Liquid Asset Fund	7,907	7,907

Merrill Lynch Premier Institutional Fund	7,273	7,273

		15,180

Repurchase Agreements — 7.23%†
Citigroup Global Repurchase Agreement,

5.3625%, dated 6/30/2006, due 07/03/2006 Repurchase price $121,275(2)	121,221	121,221
CS First Boston Repurchase Agreement,

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $29,106(2)	29,093	29,093

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $26,679(2)	26,668	26,668

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $29,106(2)	29,093	29,093

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $29,106(2)	29,093	29,093

		235,168

Short-Term Notes — 2.30%†
Chesham Financial,

5.332%, due 7/3/2006	12,122	12,117
Fenway Funding,

5.354%, due 7/5/2006	4,849	4,845
Fenway Funding, LLC,

5.356%, due 7/5/2006	7,273	7,265

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount,
	Shares or Par	Value

Thornburg Mortgage Capital,

5.115%, due 7/6/2006	$12,122	$12,064
Antalis Funding,

5.326%, due 7/7/2006	12,122	12,110
Mortgage Int Net Trust Plus,

5.305%, due 7/7/2006	7,273	7,266
Rams Funding, LLC,

5.331%, due 7/17/2006	12,122	12,074
Duke Funding HGH GRD,

5.263%, due 7/20/2006	7,273	7,241

		74,982

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $325,330)		325,330

TOTAL INVESTMENTS — 109.94%† (Cost $2,941,275)		$3,575,462

* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

^ —	Security has a stepped rate. The rate listed is as of June 30, 2006.

† —	Calculated as a percentage of net assets.

# —	Contingent value right (contingent upon profitability of company).
ADR — American Depository Receipts.
CLB — Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2006. Total loaned securities had a market value of $318,780 at June 30, 2006.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.
(3) —	All or a portion of the shares have been committed as collateral for written option contracts.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 65.25%†	Shares	Value

Aerospace & Defense — 1.04%†

CACI International, Inc. — Class A*	248,000	$14,465,840

General Dynamics Corporation	400	26,184

		14,492,024

Air Freight & Logistics — 0.85%†

C.H. Robinson Worldwide, Inc.	62,000	3,304,600

Expeditors International of Washington, Inc.	138,000	7,729,380

UTI Worldwide, Inc.	32,000	807,360

		11,841,340

Airlines — 0.02%†

China Eastern Airlines Corporation Limited ADR	25,000	341,000

Asian Exchanges — 2.91%†

Hong Kong Exchanges & Clearing Limited	3,660,000	23,539,781

Osaka Securities Exchange Co., Ltd.	944	11,135,967

Singapore Exchange Limited	2,700,000	6,004,359

		40,680,107

Asset Management — 3.68%†

Ameriprise Financial, Inc.	80	3,574

Brookfield Asset Management Inc — Class A	826,000	33,552,120

Eaton Vance Corp.	8,000	199,680

Legg Mason, Inc.	144,000	14,330,880

Power Corporation of Canada	126,000	3,319,591

		51,405,845

Auto Components — 0.68%†

Toyota Industries Corporation	240,000	9,479,203

Automobiles — 0.00%†

Great Wall Automobile Holdings Company, Limited — Class H	20,000	10,880

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Beverages — 0.11%†

Anheuser-Busch Companies, Inc.	2,400	$109,416

Brown-Forman Corporation — Class B	3,000	214,350

Constellation Brands, Inc. — Class A*	1,800	45,000

Diageo plc ADR	12,000	810,600

Pernod Ricard SA	1,200	237,903

Remy Cointreau SA	2,400	123,004

		1,540,273

Brokerage & Investment Banking — 0.54%†

The Bear Stearns Companies Inc.	24,000	3,361,920

Greenhill & Co., Inc.	6,600	401,016

ICAP plc	100,000	920,909

Lazard Ltd — Class A	60,000	2,424,000

Nomura Holdings, Inc. ADR	24,000	451,200

Refco Inc.*	24,000	20,400

		7,579,445

Capital Markets — 0.31%†

Collins Stewart Tullett	30,000	421,066

The Goldman Sachs Group, Inc.	24,000	3,610,320

Penson Worldwide, Inc.*	4,000	68,840

SEI Investments Co.	4,000	195,520

		4,295,746

Chemicals — 0.00%†

Novozymes A/ S — Class B	200	13,512

Potash Corporation of Saskatchewan Inc.	400	34,388

		47,900

Commercial Banks — 2.80%†

The Bank of New York Company, Inc.	404,000	13,008,800

Cathay General Bancorp	10,000	363,800

Center Financial Corporation	20,000	472,800

East West Bancorp, Inc.	10,000	379,100

Fifth Third Bancorp	4,000	147,800

Hanmi Financial Corporation	20,000	388,800

HDFC Bank Ltd. ADR	6,000	327,300

ICICI Bank Limited ADR	12,000	283,800

M&T Bank Corporation	149,000	17,570,080

Macquarie Bank Limited	10,000	512,741

Nara Bancorp, Inc.	20,000	375,000

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

State Bank of India GDR	27,000	$1,080,000

UCBH Holdings, Inc.	20,000	330,800

Wells Fargo and Company	53,000	3,555,240

Wilshire Bancorp, Inc.	22,000	396,440

		39,192,501

Commercial Services & Supplies — 0.24%†

Acco Brands Corporation*	658	14,410

Dun & Bradstreet Corporation*	44,000	3,065,920

Equifax Inc.	100	3,434

FTI Consulting, Inc.*	10,000	267,700

		3,351,464

Consumer Finance — 0.27%†

American Express Company	400	21,288

The Student Loan Corporation	18,400	3,716,800

		3,738,088

Derivative Exchanges — 4.71%†

CBOT Holdings, Inc. — Class A*(1)	192,000	22,961,280

Chicago Mercantile Exchange Holdings Inc.	58,400	28,683,160

International Securities Exchange, Inc.	372,000	14,162,040

		65,806,480

Diversified Consumer Services — 0.17%†

H&R Block, Inc.(1)	100,000	2,386,000

Diversified Financial Services — 2.53%†

Leucadia National Corporation	998,000	29,131,620

Pargesa Holding AG — Class B	66,000	6,256,922

		35,388,542

Diversified Gas — 0.33%†

The Williams Companies, Inc.	200,000	4,672,000

Electric Utilities — 5.08%†

Allegheny Energy, Inc.*	774,000	28,692,180

Huaneng Power International, Inc. ADR(1)	324,000	8,576,280

Korea Electric Power Corporation ADR	820,000	15,547,200

Sierra Pacific Resources*	1,296,000	18,144,000

		70,959,660

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

European Exchanges — 2.16%†

Deutsche Boerse AG	64,000	$8,732,742

Euronext NV	128,000	12,000,563

Hellenic Exchanges Holding S.A.	30,000	482,714

London Stock Exchange Group plc	422,291	8,886,720

OMX AB	8,000	143,398

		30,246,137

Food Products — 0.51%†

Archer-Daniels-Midland Company	105,600	4,359,168

Bunge Limited	27,400	1,376,850

Cadbury Schweppes PLC ADR	4,000	155,280

Dean Foods Company*	30,000	1,115,700

The J.M. Smucker Company	1,000	44,700

McCormick & Company, Incorporated	1,000	33,550

TreeHouse Foods, Inc.*	3,600	86,004

		7,171,252

Gaming — 1.76%†

Harrah’s Entertainment, Inc.	84,000	5,979,120

Ladbrokes Plc ADR	8,470	63,838

Las Vegas Sands Corp.*	58,000	4,515,880

MGM MIRAGE *	210,000	8,568,000

Wynn Resorts, Limited*(1)	74,000	5,424,200

		24,551,038

Hotels Restaurants & Leisure — 0.01%†

Carnival Corporation	2,000	83,480

Household Durables — 0.01%†

Fortune Brands, Inc.	2,800	198,828

Household Products — 0.06%†

Church & Dwight Co., Inc.	24,000	874,080

Independent Power Producers & Energy Traders — 0.78%†

Dynegy Inc. — Class A*	92,000	503,240

TXU Corporation	174,000	10,403,460

		10,906,700

Industrial Conglomerates — 0.00%†

Alleghany Corporation*	24	6,633

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Insurance — 4.23%†

Arthur J. Gallagher & Co.	1,000	$25,340

Berkshire Hathaway Inc. — Class B*	5,880	17,892,840

Brown & Brown, Inc.	4,800	140,256

China Life Insurance Co., Limited ADR*(1)	36,000	2,278,800

Fidelity National Financial, Inc.	8,200	319,390

Fidelity National Title Group, Inc. — Class A(1)	1,435	28,227

Markel Corporation*	12,000	4,164,000

Millea Holdings, Inc. ADR	14,400	1,339,632

Montpelier Re Holdings Ltd.(1)	160,000	2,766,400

The Progressive Corporation	580,000	14,911,800

Wesco Financial Corporation	1,700	647,700

White Mountains Insurance Group Ltd.	30,000	14,610,000

		59,124,385

IT Services — 0.08%†

Automatic Data Processing, Inc.	1,000	45,350

First Data Corporation	6,000	270,240

Iron Mountain Incorporated*	18,000	672,840

Mastercard, Inc. — Class A*(1)	2,000	96,000

		1,084,430

Media — 3.83%†

DreamWorks Animation SKG, Inc.*	32,000	732,800

The E.W. Scripps Company — Class A	64,000	2,760,960

EMI Group plc	600,000	3,370,194

Getty Images, Inc.*	36,000	2,286,360

Groupe Bruxelles Lambert S.A.	200,000	20,950,846

The McGraw-Hill Companies, Inc.	140,000	7,032,200

Meredith Corporation	2,000	99,080

The New York Times Company — Class A	600	14,724

The Walt Disney Company	14,400	432,000

The Washington Post Company — Class B	20,400	15,912,204

		53,591,368

Metals & Mining — 2.06%†

Anglo American PLC ADR(1)	1,184,000	24,200,960

BHP Billiton Limited ADR	15,600	671,892

Cameco Corporation	4,800	191,856

Rio Tinto plc ADR	17,800	3,732,838

		28,797,546

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Multiline Retail — 1.31%†

Sears Holdings Corporation*	118,000	$18,271,120

Multi-Utilities — 1.98%†

CenterPoint Energy, Inc.	940,000	11,750,000

Reliant Energy Inc.*	1,236,000	14,807,280

Sempra Energy	24,000	1,091,520

		27,648,800

Oil & Gas — 0.03%†

China Petroleum & Chemical Corp. ADR	6,000	343,762

Oil, Gas & Consumable Fuels — 10.02%†

Canadian Natural Resources Ltd.	30,000	1,661,400

Canadian Oil Sands Trust	852,000	27,477,000

CNOOC Limited ADR	101,000	8,118,380

El Paso Corporation	1,200,000	18,000,000

EnCana Corporation	124,000	6,527,360

Imperial Oil Ltd.	204,000	7,448,040

Nexen Inc.	106,000	5,993,240

Norsk Hydro ASA ADR	108,000	2,884,680

OAO Gazprom ADR*	262,000	11,017,100

Petro-Canada	120,000	5,689,200

PetroChina Company Limited ADR	57,000	6,154,290

Petroleo Brasileiro S.A. ADR	10,000	893,100

Shell Canada Limited	128,000	4,758,578

Statoil ASA ADR	10,000	285,200

Suncor Energy, Inc.	366,000	29,649,660

Western Oil Sands Inc. — Class A*	128,000	3,547,720

		140,104,948

Other Exchanges — 0.52%†

Australian Stock Exchange Limited	100,000	2,421,027

IntercontinentalExchange Inc.*	10,000	579,400

TSX Group Inc.	106,000	4,254,053

		7,254,480

Paper & Forest Products — 0.00%†

Pope Resources, L.P.	1,800	56,070

Pharmaceuticals — 0.02%†

Novo-Nordisk A/ S ADR	5,000	317,950

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Publishing — 0.57%†

Dow Jones & Company, Inc.	12,000	$420,120

John Wiley & Sons, Inc. — Class B	2,000	65,880

Moody’s Corporation	86,000	4,683,560

R.H. Donnelley Corporation*	52,000	2,811,640

		7,981,200

Real Estate — 2.65%†

American Real Estate Partners, L.P.	244,000	9,955,200

Forest City Enterprises, Inc. — Class A	482,000	24,056,620

The St. Joe Company	4,000	186,160

Texas Pacific Land Trust	19,200	2,856,000

		37,053,980

Real Estate Investment Trusts — 0.11%†

Vornado Realty Trust	15,400	1,502,270

Security Brokers, Dealers, And Flotation Companies — 0.01%†

GFI Group, Inc.*	2,000	107,900

Specialists — 0.70%†

LaBranche & Co Inc.*(1)	802,000	9,712,220

Specialty Retail — 0.00%†

Tiffany & Co.	1,000	33,020

State Commercial Banks — 0.01%†

Preferred Bank Los Angeles	3,000	160,830

Tobacco — 0.10%†

Altria Group, Inc.	18,000	1,321,740

British American Tobacco p.l.c. ADR	2,000	101,420

		1,423,160

Transportation Infrastructure — 0.16%†

Anhui Expressway Co., Ltd. — Class H	720,000	537,708

BAA Plc	4,000	69,013

Beijing Capital International Airport Company Limited — Class H	400,000	254,948

Jiangsu Expressway Company Ltd. — Class H	300,000	168,999

Macquarie Airports	97,610	222,680

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Shenzhen Expressway Company Limited — Class H	1,200,000	$575,564

Zhejiang Expressway Co., Ltd. — Class H	660,000	401,542

		2,230,454

U.S. Equity Exchanges — 5.20%†

Nasdaq Stock Market Inc.*	932,000	27,866,800

NYSE Group Inc.*(1)	654,000	44,785,920

		72,652,720

Wireless Telecommunication Services — 0.10%†

China Mobile (Hong Kong) Limited ADR	4,000	114,440

KDDI CORPORATION	200	1,228,591

NTT DoCoMo, Inc. ADR	6,000	87,960

		1,430,991

TOTAL COMMON STOCKS (cost $773,562,633)		912,130,250

	Principal
CONVERTIBLE BONDS — 0.29%†	Amount

Independent Power Producers & Energy Traders — 0.29%†

Calpine Corporation, CLB, 4.750%, due 11/15/2023, Acquired 11/30/2005-6/29/2006 at $3,744,275 (Default Effective 12/20/2005)*	$9,100,000	4,049,500

TOTAL CONVERTIBLE BONDS (cost $3,745,364)		4,049,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.05%†	Amount	Value

Independent Power Producers & Energy Traders — 0.04%†
Calpine Corporation,

8.750%, due 07/15/2007, CLB, Acquired 4/18/2006 and 5/03/2006 at $118,563 (Default Effective 12/20/2005)*	$200,000	$141,000

7.875%, due 04/01/2008, Acquired 4/18/2006-5/10/2006 at $118,538 (Default Effective 12/20/2005)*	200,000	140,000

7.625%, due 04/15/2006, Acquired 4/18/2006-4/20/2006 at $61,031 (Default Effective 12/20/2005)*	100,000	70,500

10.500%, due 05/15/2006, CLB, Acquired 4/07/2006-5/10/2006 at $181,375 (Default Effective 12/20/2005)*	300,000	210,000

		561,500

Unit Investment Trusts, Face-amount Certificate Offices, And — 0.01%†

Calpine Canada Energy Finance Ulc, 8.500%, due 05/01/2008, Acquired 4/20/2006 and 7/13/2006 at $780,125 (Default Effective 12/20/2005)*	200,000	125,000

TOTAL CORPORATE BONDS (cost $603,381)		686,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

PURCHASED CALL
OPTIONS — 0.04%†	Contracts	Value

TXU Corporation, Expiration: January, 2007, Exercise Price: $22.500	142	533,210

TOTAL PURCHASED CALL OPTIONS (cost $143,073)		533,210

SHORT-TERM	Principal
INVESTMENTS — 35.54%†(3)	Amount

US Government Agency Issues — 35.44%†

Federal National Mortgage Association Discount Note, 4.802%, due 7/3/2006	495,566,000	495,433,849

Variable Rate Demand Notes ** — 0.10%† U.S. Bank, N.A., 5.100%	1,329,536	1,329,536

TOTAL SHORT-TERM INVESTMENTS (cost $496,763,385)		496,763,385

INVESTMENTS PURCHASED WITH	Principal
CASH PROCEEDS	Amount
FROM SECURITIES LENDING —	Shares or
6.32%†	Par Value

Investment Companies — 0.29%†

AIM Short-Term Liquid Asset Fund	$2,148,002	$2,148,002

Merrill Lynch Premier Institutional Fund	1,975,743	1,975,743

		4,123,745

Repurchase Agreements — 4.57%†

Citigroup Global Repurchase Agreement, 5.363%, dated 6/30/2006, due 07/03/2006 Repurchase price $32,943,758(2)	32,929,043	32,929,043

CS First Boston Repurchase Agreement, 5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $7,906,428(2)	7,902,970	7,902,970

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $7,247,560(2)	7,244,390	7,244,390

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	Shares or
	Par Value	Value

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $7,906,428(2)	$7,902,970	$7,902,970

5.250%, dated 6/30/2006, due 07/03/2006 Repurchase price $7,906,428(2)	7,902,970	7,902,970

		63,882,343

Short-Term Notes — 1.46%†

Chesham Financial, 5.332%, due 7/3/2006	3,292,905	3,291,444

Fenway Funding, 5.354%, due 7/5/2006	1,317,161	1,316,184

Fenway Funding, LLC, 5.356%, due 7/5/2006	1,975,743	1,973,394

Thornburg Mortgage Capital, 5.115%, due 7/6/2006	3,292,905	3,277,090

Antalis Funding, 5.326%, due 7/7/2006	3,292,905	3,289,498

Mortgage Int Net Trust Plus, 5.305%, due 7/7/2006	1,975,743	1,973,706

Rams Funding, LLC, 5.331%, due 7/17/2006	3,292,905	3,279,815

Duke Funding HGH GRD, 5.263%, due 7/20/2006	1,975,743	1,967,116

		$20,368,246

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (cost $88,374,335)		$88,374,335

TOTAL INVESTMENTS — 107.49%† (cost $1,363,192,171)		$1,502,537,180

* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

† —	Calculated as a percentage of net assets.

GDR —	Global Depository Receipts.

ADR —	American Depository Receipts.

CLB —	Callable Security.

(1) — This security or a portion of this security was out on loan at June 30, 2006. Total loaned securities had a market value of $88,097,756 at June 30, 2006.
(2) — See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.
(3) — The 35.54% position in Short-Term Investments is a result of cash received for the purchase of additional interests in the Portfolio at the end of the reporting period.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 83.99%†	Shares	Value

Biotechnology — 28.94%†

AEterna Zentaris Inc.*(1)	20,500	$123,000

Albany Molecular Research, Inc.*	9,000	96,120

Arena Pharmaceuticals, Inc.*	14,000	162,120

AVAX Technologies, Inc.*	50,000	7,000

Avigen, Inc.*	21,000	108,780

Biogen Idec, Inc.*	8,250	382,222

Biomira, Inc.*	37,000	39,590

Cambridge Antibody Technology Group PLC ADR*	15,000	366,600

Cell Genesys, Inc.*	14,725	73,919

Cubist Pharmaceuticals, Inc.*	2,000	50,360

CuraGen Corporation*	13,000	45,500

deCODE genetics, Inc.*(1)	11,000	68,090

Dendreon Corporation*	7,000	33,880

EntreMed, Inc.*(1)	11,000	18,150

Favrille Inc.*(1)	10,000	49,000

Genzyme Corporation*	7,038	429,670

Human Genome Sciences, Inc.*	17,000	181,900

ImmunoGen, Inc.*	6,000	18,780

Isis Pharmaceuticals, Inc.*	5,000	30,250

Isotechnika, Inc.*	15,000	19,484

Medarex, Inc.*	20,000	192,200

MedImmune, Inc.*	28,500	772,350

Millennium Pharmaceuticals, Inc.*	36,296	361,871

Poniard Pharmaceuticals, Inc.*	27,000	25,888

Progenics Pharmaceuticals, Inc.*	2,200	52,932

QLT Inc.*	10,000	70,800

Savient Pharmaceuticals Inc.*	34,000	178,500

Serono SA ADR	12,000	205,800

Sirna Therapeutics, Inc.*	3,491	19,899

Targeted Genetics Corp.*	1,000	2,300

Vical Incorporated*	13,500	74,925

		4,261,880

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Chemicals — 8.77%†

Akzo Nobel N.V. ADR	10,000	$537,700

Lonza Group AG	11,000	754,448

		1,292,148

Health Care Equipment & Supplies — 0.05%†

Theragenics Corporation*	2,000	6,820

Health Care Providers & Services — 0.32%†

IMPATH Bankruptcy Liquidating Trust — Class A*	26,000	46,800

Industrial Conglomerates — 1.87%†

Tyco International Ltd.	10,000	275,000

Pharmaceuticals — 44.04%†

Abbott Laboratories	17,000	741,370

Altana AG ADR(1)	12,000	670,560

Antigenics, Inc.*(1)	892	1,891

Bristol-Meyers Squibb Company	15,000	387,900

China Pharmaceutical Group Limited*	1,440,000	165,021

Eli Lilly and Company	11,000	607,970

Epicept Corporation*	2,039	4,894

GlaxoSmithKline PLC ADR	20,673	1,153,553

Johnson & Johnson	7,000	419,440

MGI Pharma, Inc.*	2,000	43,000

Novartis AG ADR	21,000	1,132,320

SuperGen, Inc.*	14,000	50,820

Wyeth	24,900	1,105,809

		6,484,548

TOTAL COMMON STOCKS (cost $14,339,534)		12,367,196

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

RIGHTS — 0.01%†	Shares	Value

Biotechnology — 0.01%†

OSI Pharmaceuticals, Inc.* Expiration Date 6/12/2008, Strike Price $1.00#	13,932	$1,254

TOTAL RIGHTS (cost $0)		1,254

	Principal
SHORT-TERM INVESTMENTS — 5.49%†	Amount

US Government Agency Issues — 5.21%†

Federal National Mortgage Association Discount Note, 4.802%, due 7/3/2006	$767,000	766,795

Variable Rate Demand Notes** — 0.28%†

U.S. Bank, N.A., 5.100%	41,416	41,416

TOTAL SHORT-TERM INVESTMENTS (cost $808,211)		808,211

	Principal
INVESTMENTS PURCHASED WITH	Amount
CASH PROCEEDS FROM	Shares or
SECURITIES LENDING — 5.40%†	Par Value

Investment Companies — 0.25%†

AIM Short-Term Liquid Asset Fund	19,342	19,342

Merrill Lynch Premier Institutional Fund	17,791	17,791

		37,133

Repurchase Agreements — 3.91%†
Citigroup Global Repurchase Agreement, 5.363%, dated 6/30/2006, due 07/03/2006

Repurchase price $296,646(2)	296,513	296,513
CS First Boston Repurchase Agreement, 5.250%, dated 6/30/2006, due 07/03/2006

Repurchase price $71,194 5.250%, dated 6/30/2006, due 07/03/2006(2)	71,163	71,163

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	Shares or
	Par Value	Value

Repurchase price $65,262 5.250%, dated 6/30/2006, due 07/03/2006(2)	$65,233	$65,233

Repurchase price $71,194 5.250%, dated 6/30/2006, due 07/03/2006(2)	71,163	71,163

Repurchase price $71,194(2)	71,163	71,163

		575,235

Short-Term Notes — 1.24%†

Chesham Financial, 5.332%, due 7/3/2006	29,651	29,638

Fenway Funding, 5.354%, due 7/5/2006	11,861	11,852

Fenway Funding, LLC, 5.356%, due 7/5/2006	17,791	17,770

Thornburg Mortgage Capital, 5.115%, due 7/6/2006	29,651	29,509

Antalis Funding, 5.326%, due 7/7/2006	29,651	29,621

Mortgage Int Net Trust Plus, 5.305%, due 7/7/2006	17,791	17,772

Rams Funding, LLC, 5.331%, due 7/17/2006	29,651	29,533

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	Shares or
	Par Value	Value

Duke Funding HGH GRD, 5.263%, due 7/20/2006	$17,791	$17,713

		183,408

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING

(cost $795,776)		795,776

TOTAL INVESTMENTS — 94.89%† (cost $15,943,521)		$13,972,437

* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

† —	Calculated as a percentage of net assets.

# —	Contingent value right (contingent upon profitability of company).

ADR —	American Depository Receipts.

(1) —	This security or a portion of this security was out on loan at June 30, 2006. Total loaned securities had a market value of $770,591 at June 30, 2006.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 89.90%†	Shares	Value

Aerospace & Defense — 3.02%†

Armor Holdings, Inc.*	2,000	$109,660

Bombardier Inc.*	360,000	1,002,956

CACI International, Inc. — Class A*	92,000	5,366,360

GenCorp Inc.	10,000	160,300

		6,639,276

Air Freight & Logistics — 3.28%†

EGL, Inc.*	72,000	3,614,400

Hub Group, Inc. — Class A*	144,000	3,532,320

UTI Worldwide, Inc.	2,000	50,460

		7,197,180

Airlines — 0.69%†

China Eastern Airlines Corporation Limited ADR	60,000	818,400

China Southern Airlines Company Limited ADR(1)	60,000	687,000

		1,505,400

Asian Exchanges — 4.69%†

Hong Kong Exchanges & Clearing Limited	720,000	4,630,777

Osaka Securities Exchange Co., Ltd.	270	3,185,075

Singapore Exchange Limited	1,120,000	2,490,697

		10,306,549

Beverages — 0.18%†

Tsingtao Brewery Company Limited — Class H	360,000	403,281

Brokerage & Investment Banking — 0.28%†

Greenhill & Co., Inc.	10,000	607,600

Capital Markets — 5.98%†

Amvescap Plc ADR	10,000	184,900

Calamos Asset Management, Inc. — Class A	20,000	579,800

GAMCO Investors, Inc. — Class A	1,000	36,760

Guardian Capital Group Ltd.	2,000	22,395

International Assets Holding Corporation*	52,000	855,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Jefferies Group, Inc.	100,000	$2,963,000

Nuveen Investments — Class A	72,000	3,099,600

SWS Group, Inc.	12,000	289,440

Thomas Weisel Partners Group, Inc.*	96,000	1,824,960

Van der Moolen Holding N.V. ADR	450,427	3,265,596

		13,121,851

Commercial Banks — 7.99%†

Banque du Liban et d’Outre-Mer S.A.L. (BLOM) — Class B GDR*	20,000	1,462,000

Cathay General Bancorp	58,000	2,110,040

Center Financial Corporation	94,000	2,222,160

East West Bancorp, Inc.	56,000	2,122,960

Farmers & Merchants Bank of Long Beach	12	69,750

First Bank of Delaware*	428,403	1,071,008

Hanmi Financial Corporation	112,062	2,178,485

Nara Bancorp, Inc.	112,400	2,107,500

UCBH Holdings, Inc.	125,000	2,067,500

Wilshire Bancorp, Inc.	118,000	2,126,360

		17,537,763

Commercial Services & Supplies — 1.87%†

Comdisco Holding Company, Inc.	4,000	61,240

First Advantage Corporation — Class A*	12,000	279,120

FTI Consulting, Inc.*	54,000	1,445,580

Guideline, Inc.*	10,000	14,000

Loring Ward International Ltd.*	1,000	538

PICO Holdings, Inc.*	25,000	806,250

Ritchie Bros. Auctioneers Incorporated	28,000	1,489,040

		4,095,768

Communications Equipment — 0.01%†

3Com Corp.*	6,000	30,720

Construction & Engineering — 3.16%†

Quanta Services, Inc.*(1)	400,000	6,932,000

Defense Products — 0.07%†

Smith & Wesson Holding Corp.*	20,000	164,400

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Derivative Exchanges — 6.03%†

International Securities Exchange, Inc.	348,000	$13,248,360

Diversified Consumer Services — 0.57%†

Sotheby’s Holdings, Inc. — Class A*	48,000	1,260,000

Diversified Telecommunication Services — 0.40%†

Lynch Interactive Corporation*	18	41,670

NeuStar, Inc. — Class A*	1,000	33,750

XO Holdings Inc.*(1)	180,000	792,000

		867,420

Electric Utilities — 7.17%†

Allegheny Energy, Inc.*	200,000	7,414,000

China Resources Power Holdings Company Limited	100,000	83,695

Datang International Power Generation Company Limited — Class H	100,000	69,531

Huadian Power International Corporation Limited — Class H	180,000	50,990

Sierra Pacific Resources*	580,000	8,120,000

		15,738,216

Energy — 0.86%†

Siem Industries Inc.*	36,000	1,881,000

Gaming — 0.18%†

Boyd Gaming Corporation	10,000	403,600

Gas Utilities — 1.46%†

Southern Union Company	118,263	3,200,183

Holding Company — 0.53%†

BNN Investments Ltd.*	8,600	1,155,603

Hotels Restaurants & Leisure — 0.61%†

Triarc Companies, Inc. — Class A	82,000	1,339,060

Household Durables — 0.20%†

Jarden Corporation*	14,400	438,480

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Independent Power Producers & Energy Traders — 0.75%†

Dynegy Inc. — Class A*	300,000	$1,641,000

Industrial Conglomerates — 0.52%†

Alleghany Corporation*	4,165	1,151,039

Insurance — 1.37%†

Covanta Holding Corporation*	6,000	105,900

Montpelier Re Holdings Ltd.(1)	60,000	1,037,400

National Western Life Insurance Company — Class A	1,200	287,580

RLI Corp.	8,000	385,440

Safety Insurance Group, Inc.	15,800	751,290

Wesco Financial Corporation	1,000	381,000

Zenith National Insurance Corp.	1,500	59,505

		3,008,115

Internet Software & Services — 0.01%†

Jupitermedia Corporation*	2,000	26,000

IT Services — 0.67%†

ManTech International Corporation — Class A*	48,000	1,481,280

Leisure Equipment & Products — 0.00%†

Steinway Musical Instruments, Inc.*	200	4,904

Machinery — 0.04%†

Oshkosh Truck Corporation	2,000	95,040

Media — 2.77%†

Courier Corporation	48,000	1,920,960

Gemstar-TV Guide International, Inc.*	36,000	126,720

Interactive Data Corporation*	10,000	200,900

Live Nation Inc.*	100,000	2,036,000

PrimaCom AG ADR*	54,000	138,785

Warner Music Group Corp.	56,000	1,650,880

		6,074,245

Metals & Mining — 2.71%†

Aber Diamond Corporation	10,000	310,500

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Commercial Metals Company	56,000	$1,439,200

Inmet Mining Corporation	100,000	3,735,555

Stillwater Mining Company*	36,000	456,480

		5,941,735

Multiline Retail — 0.78%†

Dillard’s, Inc. — Class A	54,000	1,719,900

Multi-Utilities — 7.41%†

Aquila, Inc.*	920,000	3,873,200

CMS Energy Corporation*	172,000	2,225,680

NRG Energy, Inc.*	12,000	578,160

Reliant Energy Inc.*	800,000	9,584,000

		16,261,040

Oil, Gas & Consumable Fuels — 1.09%†

National Energy Group, Inc.*	2,000	10,800

Shell Canada Limited	3,000	111,529

UTS Energy Corporation*	430,000	2,261,131

		2,383,460

Other Exchanges — 0.69%†

IntercontinentalExchange Inc.*	24,000	1,390,560

New Zealand Exchange Limited	20,014	115,848

		1,506,408

Paper & Forest Products — 0.00%†

Pope Resources, L.P.	200	6,230

Publishing — 3.00%†

John Wiley & Sons, Inc. — Class A	24,000	796,800

R.H. Donnelley Corporation *	100,246	5,420,301

Value Line, Inc.	8,400	358,680

		6,575,781

Real Estate — 5.31%†

Alexander’s, Inc.*	8,000	2,174,080

American Real Estate Partners, L.P.	172,000	7,017,600

Forest City Enterprises, Inc. — Class A	10,000	499,100

HomeFed Corporation	400	27,300

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

SOLIDERE GDR*	800	$17,400

Tejon Ranch Co.*	400	16,464

Texas Pacific Land Trust	12,800	1,904,000

United Capital Corporation *	400	10,600

		11,666,544

Road & Rail — 0.57%†

Laidlaw International, Inc.	50,000	1,260,000

Security Brokers, Dealers, And Flotation Companies — 0.69%†

GFI Group, Inc.*	28,000	1,510,600

Specialists — 3.97%†

LaBranche & Co Inc.*(1)	720,000	8,719,200

State Commercial Banks — 0.83%†

Preferred Bank Los Angeles	34,000	1,822,740

Tobacco — 0.12%†

Vector Group Ltd.(1)	16,164	262,665

Transportation Infrastructure — 0.16%†

Macquarie Airports	113,610	259,181

Sichuan Expressway Co. Limited — Class H	600,000	95,026

		354,207

U.S. Equity Exchanges — 7.21%†

Nasdaq Stock Market Inc.*	300,000	8,970,000

NYSE Group Inc.*(1)	100,000	6,848,000

		15,818,000

TOTAL COMMON STOCKS (Cost $166,236,004)		197,363,843

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

CORPORATE BONDS
CONVERTIBLE — 0.99%†	Shares	Value

Independent Power Producers & Energy Traders — 0.99%†

Calpine Corporation, CLB, 4.750%, due 11/15/2023, Acquired on 11/30/2006-6/19/2006 at $1,802,318 (Default Effective 12/20/2005)*	4,890,000	$2,176,050

TOTAL CONVERTIBLE BONDS (Cost $1,802,792)		2,176,050

RIGHTS — 1.08%†	Shares

Commercial Services & Supplies — 1.08%†

Comdisco Holding Company, Inc., Expiration Date: 12/31/2050, Strike Price $1.00#	8,200,400	2,378,116

TOTAL RIGHTS (Cost $2,603,762)		2,378,116

	Principal
SHORT-TERM INVESTMENTS — 8.77%†	Amount

US Government Agency Issues — 8.54%†

Federal National Mortgage Association Discount Note, 4.802%, due 7/3/2006	$18,751,000	18,746,000

Variable Rate Demand Notes — 0.23%†

U.S. Bank, N.A., 5.100%	515,813	515,813

TOTAL SHORT-TERM INVESTMENTS (Cost $19,261,813)		19,261,813

	Principal
INVESTMENTS PURCHASED WITH	Amount
CASH PROCEEDS FROM SECURITIES	Shares or
LENDING — 9.58%†	Par Value

Investment Companies — 0.45%†

AIM Short-Term Liquid Asset Fund	510,918	510,918

Merrill Lynch Premier Institutional Fund	469,945	469,945

		980,863

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	Shares or
	Par Value	Value

Repurchase Agreements — 6.92%†
Citigroup Global Repurchase Agreement, 5.3625%, dated 6/30/2006, due 07/03/2006

Repurchase price $7,835,921(2)	$7,832,421	$7,832,421
CS First Boston Repurchase Agreement, 5.250%, dated 6/30/2006, due 07/03/2006

Repurchase price $1,880,603 5.250%, dated 6/30/2006, due 07/03/2006(2)	1,879,781	1,879,781

Repurchase price $1,723,887 5.250%, dated 6/30/2006, due 07/03/2006(2)	1,723,133	1,723,133

Repurchase price $1,880,603 5.250%, dated 6/30/2006, due 07/03/2006(2)	1,879,781	1,879,781

Repurchase price $1,880,603(2)	1,879,781	1,879,781

		15,194,897

Short-Term Notes — 2.21%†

Chesham Financial, 5.332%, due 7/3/2006	783,242	782,895

Fenway Funding, 5.354%, due 7/5/2006	313,297	313,064

Fenway Funding, LLC, 5.356%, due 7/5/2006	469,945	469,385

Thornburg Mortgage Capital, 5.115%, due 7/6/2006	783,242	779,481

Antalis Funding, 5.326%, due 7/7/2006	783,242	782,431

Mortgage Int Net Trust Plus, 5.305%, due 7/7/2006	469,945	469,461

Rams Funding, LLC, 5.331%, due 7/17/2006	783,242	780,129

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Principal
	Amount
	Shares or
	Par Value	Value

Duke Funding HGH GRD, 5.263%, due 7/20/2006	$469,945	$467,894

		4,844,740

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING

(cost $21,020,500)		21,020,500

TOTAL INVESTMENTS — 110.32%† (cost $210,924,871)		$242,200,322

* — Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.

† —	Calculated as a percentage of net assets.

# —	Contingent value right (contingent upon profitability of company).

GDR — Global Depository Receipts.

ADR —	American Depository Receipts.

CLB —	Callable Security.

(1) —	This security or a portion of this security was out on loan at June 30, 2006. Total loaned securities had a market value of $20,517,327 at June 30, 2006.
(2) —	See Repurchase Agreements disclosure in the Notes to Financial Statements for the Kinetics Portfolios Trust.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

	Principal
SHORT TERM INVESTMENTS — 99.18%†	Amount	Value

US Government Agency Issues — 99.18%†

Federal National Mortgage Association Discount Note 4.802%, due 7/3/2006	$1,004,000	$1,003,732

TOTAL INVESTMENTS — 99.18%† (cost $1,003,732)		$1,003,732

† — Calculated as a percentage of net assets.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited)

COMMON STOCKS — 82.55%†	Shares	Value

Asian Exchanges — 13.37%†

Hong Kong Exchanges & Clearing Limited	8,000	$51,453

Osaka Securities Exchange Co., Ltd.	24	283,118

Singapore Exchange Limited	180,000	400,291

		734,862

Asset Management — 5.20%†

Brookfield Asset Management Inc — Class A*	3,600	146,232

Legg Mason, Inc.	1,400	139,328

		285,560

Brokerage & Investment Banking — 2.05%†

The Bear Stearns Companies Inc.	200	28,016

Greenhill & Co., Inc.	200	12,152

Lazard Ltd — Class A	1,800	72,720

		112,888

Capital Markets — 5.18%†

The Goldman Sachs Group, Inc.	400	60,172

Jefferies Group, Inc.	2,400	71,112

Nuveen Investments — Class A	1,600	68,880

Penson Worldwide, Inc.*	200	3,442

Thomas Weisel Partners Group, Inc.*	1,200	22,812

Van der Moolen Holding N.V. ADR	8,000	58,000

		284,418

Commercial Banks — 15.39%†

The Bank of New York Company, Inc.	3,600	115,920

Cathay General Bancorp	2,800	101,864

Center Financial Corporation	4,400	104,016

East West Bancorp, Inc.	2,800	106,148

Hanmi Financial Corporation	5,400	104,976

Nara Bancorp, Inc.	6,000	112,500

UCBH Holdings, Inc.	6,000	99,240

Wilshire Bancorp, Inc.	5,600	100,912

		845,576

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Derivative Exchanges — 14.74%†

CBOT Holdings, Inc. — Class A*	2,400	$287,016

Chicago Mercantile Exchange Holdings Inc.	600	294,690

International Securities Exchange, Inc.	6,000	228,420

		810,126

Diversified Consumer Services — 0.19%†

Sotheby’s Holdings, Inc. — Class A*	400	10,500

European Exchanges — 4.83%†

Deutsche Boerse AG	500	68,225

Euronext NV	1,000	93,754

Hellenic Exchanges Holding S.A.	1,000	16,090

London Stock Exchange Group plc	2,443	51,411

OMX AB	2,000	35,850

		265,330

Holding Company — 1.22%†

BAM Investments Ltd.*	500	67,186

IT Services — 0.18%†

Mastercard, Inc. -Class A*	200	9,600

Media — 1.28%†

Interactive Data Corporation*	1,000	20,090

The McGraw-Hill Companies, Inc.	1,000	50,230

		70,320

Other Exchanges — 2.18%†

Australian Stock Exchange Limited	2,000	48,420

Intercontinental Exchange Inc.*	200	11,588

New Zealand Exchange Limited	2,000	11,577

TSX Group Inc.	1,200	48,159

		119,744

Publishing — 0.99%†

Moody’s Corporation	1,000	54,460

Security Brokers, Dealers, And Flotation Companies — 0.39%†

GFI Group, Inc.*	400	21,580

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2006 (Unaudited) — (Continued)

	Shares	Value

Specialists — 3.26%†

LaBranche & Co Inc.*	14,800	$179,228

State Commercial Banks — 1.76%†

Preferred Bank Los Angeles	1,800	96,498

U.S. Equity Exchanges — 10.34%†

Nasdaq Stock Market Inc.*	8,000	239,200

NYSE Group Inc.*	4,800	328,704

		567,904

TOTAL COMMON STOCKS (cost $4,706,384)		4,535,780

	Principal
SHORT-TERM INVESTMENTS — 20.08%†	Amount

US Government Agency Issues — 19.05%†

Federal National Mortgage Association Discount Note, 4.802%, due 7/3/2006	$1,047,000	1,046,721
Variable Rate Demand Notes** — 1.03%†

U.S. Bank, N.A., 5.100%	56,446	56,446

TOTAL SHORT-TERM INVESTMENTS (cost $1,103,167)		1,103,167

TOTAL INVESTMENTS (cost $5,809,551) — 102.63%†		$5,638,947

* —	Non-income producing security.

** —	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2006.
† — Calculated as a percentage of net assets.
ADR — American Depository Receipts.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Written Options — June 30, 2006 (Unaudited)

WRITTEN CALL OPTIONS	Contracts	Value

Internet HOLDRs Trust

Expiration: January, 2007, Exercise Price: $70.00	5	$175

TOTAL WRITTEN OPTIONS (premiums received $6,985)		$175

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Written Options — June 30, 2006 (Unaudited)

WRITTEN CALL OPTIONS	Contracts	Value

Nasdaq — 100 Index Tracking Stock

Expiration: January, 2007, Exercise Price: $38.625	20	$5,400

Expiration: January, 2007, Exercise Price: $39.625	20	4,300

TOTAL WRITTEN OPTIONS (premiums received $22,479)		$9,700

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

ASSETS:

Investments, at value(1) (3)	$168,427,820	$3,575,462

Cash	739,017	8,141

Receivable for contributed capital	17,084	327

Dividends and interest receivable	278,075	12,350

Other assets	10,934	828

Total assets	169,472,930	3,597,108

LIABILITIES:

Written options, at value(2)	175	9,700

Payable to Adviser	147,197	3,310

Payable to Trustees and Officers	2,424	53

Payable for collateral received for securities loaned	23,673,100	325,330

Payable for withdrawn capital	55,517	4,053

Accrued expenses and other liabilities	40,378	2,432

Total liabilities	23,918,791	344,878

Net assets	$145,554,139	$3,252,230

(1) Cost of investments	$127,860,441	$2,941,275

(2) Premiums received	$6,985	$22,479

(3) Includes loaned securities with a market value of	$23,464,389	$318,780

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

ASSETS:

Investments, at value(1) (2)	$1,502,537,180	$13,972,437

Foreign currencies, at value(3)	29,561	—

Cash	4,985,479	32,922

Receivable for contributed capital	8,865,598	1,533,119

Dividends and interest receivable	920,385	15,550

Other assets	31,979	331

Total assets	1,517,370,182	15,554,359

LIABILITIES:

Payable to Adviser	1,040,051	13,526

Payable to Trustees and Officers	12,310	219

Payable for securities purchased	29,122,883	—

Payable for collateral received for securities loaned	88,374,335	795,776

Payable for withdrawn capital	671,831	12,540

Accrued expenses and other liabilities	255,779	6,807

Total liabilities	119,477,189	828,868

Net assets	$1,397,892,993	$14,725,491

(1) Cost of investments	$1,363,192,171	$15,943,521

(2) Includes loaned securities with a market value of	$88,097,756	$770,591

(3) Cost of foreign currencies	$27,766	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

ASSETS:

Investments, at value(1)(2)	$242,200,322	$1,003,732

Cash	264,609	318

Receivable for contributed capital	1,145,547	12,215

Dividends and interest receivable	81,899	—

Other assets	2,279	64

Total assets	243,694,656	1,016,329

LIABILITIES:

Payable to Adviser	213,411	403

Payable to Trustees and Officers	2,834	7

Payable for securities purchased	2,774,146	—

Payable for collateral received for securities loaned	21,020,500	—

Payable for withdrawn capital	90,334	2,780

Accrued expenses and other liabilities	55,408	1,066

Total liabilities	24,156,633	4,256

Net assets	$219,538,023	$1,012,073

(1) Cost of investments	$210,924,871	$1,003,732

(2) Includes loaned securities with a market value of	$20,517,327	$—

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Assets & Liabilities
June 30, 2006 (Unaudited)

The Market
Opportunities
Portfolio

ASSETS:

Investments, at value(1)	$5,638,947

Cash	6,268

Receivable for contributed capital	82,846

Dividends and interest receivable	3,490

Other assets	41

Total assets	5,731,592

LIABILITIES:

Payable to Adviser	5,217

Payable to Trustees and Officers	40

Payable for securities purchased	228,413

Accrued expenses and other liabilities	3,468

Total liabilities	237,138

Net assets	$5,494,454

(1) Cost of investments	$5,809,551

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

		The Internet
	The Internet	Emerging Growth
	Portfolio	Portfolio

INVESTMENT INCOME:

Dividends†	$511,554	$39,011

Interest	524,999	31,356

Income from securities lending	19,836	992

Total investment income	1,056,389	71,359

EXPENSES:

Investment advisory fees	936,550	21,809

Administration fees	62,305	1,445

Professional fees	6,406	293

Fund accounting fees	21,143	1,571

Trustees’ and Officers’ fees and expenses	1,720	27

Custodian fees and expenses	12,787	2,660

Other expenses	4,634	100

Total expenses	1,045,545	27,905

Expense reduction*	(12,003)	(1,147)

Net expenses	1,033,542	26,758

Net investment income	22,847	44,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on:

Investments and foreign currency	(13,300,682)	114,249

Net change in unrealized appreciation (depreciation) of:

Investments and foreign currency	29,125,372	(54,125)

Written option contracts	2,825	8,900

Net gain on investments	15,827,515	69,024

Net increase in net assets resulting from operations	$15,850,362	$113,625

† Net of Foreign Taxes Withheld of:	$18,312	$564

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio

INVESTMENT INCOME:

Dividends†	$4,774,532	$126,658

Interest	2,900,477	8,441

Income from securities lending	39,787	992

Total investment income	7,714,796	136,091

EXPENSES:

Investment advisory fees	5,017,093	86,615

Administration fees	325,496	5,734

Professional fees	55,156	470

Fund accounting fees	87,880	3,162

Trustees’ and Officers’ fees and expenses	30,579	103

Custodian fees and expenses	108,576	5,268

Other expenses	11,959	472

Total expenses	5,636,739	101,824

Expense reduction*	(109,039)	(1,834)

Net expenses	5,527,700	99,990

Net investment income	2,187,096	36,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on:

Investments and foreign currency	(921,905)	1,005,122

Net change in unrealized appreciation (depreciation) of:

Investments and foreign currency	75,767,436	(250,451)

Net gain on investments	74,845,531	754,671

Net increase in net assets resulting from operations	$77,032,627	$790,772

† Net of Foreign Taxes Withheld of:	$322,541	$14,592

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

		The Kinetics
	The Small Cap	Government
	Opportunities	Money Market
	Portfolio	Portfolio

INVESTMENT INCOME:

Dividends†	$688,094	$—

Interest	562,366	21,986

Income from securities lending	11,504	—

Total investment income	1,261,964	21,986

EXPENSES:

Investment advisory fees	1,127,058	2,493

Administration fees	73,621	417

Professional fees	12,359	28

Fund accounting fees	26,730	174

Trustees’ and Officers’ fees and expenses	6,635	11

Custodian fees and expenses	26,271	3,712

Other expenses	2,888	1

Total expenses	1,275,562	6,836

Expense reduction*	(59,924)	—

Net expenses	1,215,638	6,836

Net investment income	46,326	15,150

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on:

Investments and foreign currency	(402,914)	—

Net change in unrealized appreciation of:

Investments and foreign currency	12,240,221	—

Net gain on investments	11,837,307	—

Net increase in net assets resulting from operations	$11,883,633	$15,150

† Net of Foreign Taxes Withheld of:	$12,017	$—

*	See “Expenses Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statement of Operations
For the period January 31, 2006^ through June 30, 2006 (Unaudited)

The Market
Opportunities
Portfolio

INVESTMENT INCOME:

Dividends†	$7,348

Interest	32,378

Total investment income	39,726

EXPENSES:

Investment advisory fees	18,888

Administration fees	1,095

Professional fees	220

Fund accounting fees	958

Trustees’ and Officers’ fees and expenses	92

Custodian fees and expenses	6,009

Total expenses	27,262

Expense reduction*	(1,149)

Net expenses	26,113

Net investment income	13,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on:

Investments and foreign currency	(86)

Net change in unrealized depreciation of:

Investments and foreign currency	(170,585)

Net loss on investments	(170,671)

Net decrease in net assets resulting from operations	$(157,058)

†Net of Foreign Taxes Withheld of:	$658

^ Commencement of operations

*	See “Expense Reduction” in the Notes to the Financial Statements.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

			The Internet
	The Internet Portfolio		Emerging Growth Portfolio

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income	$22,847	$2,268,661	$44,601	$174,358

Net realized gain (loss) on sale of investments, foreign currency and written options	(13,300,682)	(7,302,620)	114,249	(20,871)

Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	29,128,197	1,383,278	(45,225)	(47,071)

Net increase (decrease) in net assets resulting from operations	15,850,362	(3,650,681)	113,625	106,416

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:

Contributions	2,251,133	195,954	105,075	646,599

Withdrawals	(21,344,472)	(50,457,661)	(863,358)	(1,449,775)

Net decrease in net assets resulting from beneficial interest transactions	(19,093,339)	(50,261,707)	(758,283)	(803,176)

Total decrease in net assets	(3,242,977)	(53,912,388)	(644,658)	(696,760)

NET ASSETS:

Beginning of period	148,797,116	202,709,504	3,896,888	4,593,648

End of period	$145,554,139	$148,797,116	$3,252,230	$3,896,888

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Paradigm Portfolio		The Medical Portfolio

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income (loss)	$2,187,096	$362,091	$36,101	$(24,812)

Net realized gain (loss) on sale of investments, foreign currency and written options	(921,905)	273,557	1,005,122	1,895,925

Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	75,767,436	37,043,510	(250,451)	(2,052,698)

Net increase in net assets resulting from operations	77,032,627	37,679,158	790,772	(181,585)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:

Contributions	824,750,417	408,538,810	1,679,612	165,335

Withdrawals	(33,108,444)	(42,407,006)	(2,281,847)	(5,778,914)

Net increase (decrease) in net assets resulting from beneficial interest transactions	791,641,973	366,131,804	(602,235)	(5,613,579)

Total increase (decrease) in net assets	868,674,600	403,810,962	188,537	(5,795,164)

NET ASSETS:

Beginning of period	529,218,393	125,407,431	14,536,954	20,332,118

End of period	$1,397,892,993	$529,218,393	$14,725,491	$14,536,954

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Small Cap		The Kinetics Government
	Opportunities Portfolio		Money Market Portfolio

	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2006	December 31,	June 30, 2006	December 31,
	(Unaudited)	2005	(Unaudited)	2005

OPERATIONS:

Net investment income	$46,326	$436,012	$15,150	$18,134

Net realized loss on sale of investments, foreign currency and written options	(402,914)	(1,152,617)	—	—

Net change in unrealized appreciation of investments, foreign currency and written options	12,240,221	10,833,455	—	—

Net increase in net assets resulting from operations	11,883,633	10,116,850	15,150	18,134

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:

Contributions	89,889,665	91,619,332	520,544	383,201

Withdrawals	(11,071,167)	(11,574,985)	(594,982)	(511,184)

Net increase (decrease) in net assets resulting from beneficial interest transactions	78,818,498	80,044,347	(74,438)	(127,983)

Total increase (decrease) in net assets	90,702,131	90,161,197	(59,288)	(109,849)

NET ASSETS:

Beginning of period	128,835,892	38,674,695	1,071,361	1,181,210

End of period	$219,538,023	$128,835,892	$1,012,073	$1,071,361

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

The Market
Opportunities
Portfolio

From
January 31, 2006^
through
June 30, 2006
(Unaudited)

OPERATIONS:

Net investment income	$13,613

Net realized loss on sale of investments, foreign currency and written options	(86)

Net change in unrealized depreciation of investments, foreign currency and written options	(170,585)

Net decrease in net assets resulting from operations	(157,058)

NET INCREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:

Contributions	5,748,207

Withdrawals	(96,695)

Net increase in net assets resulting from beneficial interest transactions	5,651,512

Total increase in net assets	5,494,454

NET ASSETS:

Beginning of period	—

End of period	$5,494,454

^ Commencement of operations.

See Notes to the Financial Statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2006 (Unaudited)

1.   Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objectives and policies. The series currently authorized are The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio (the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the funds’ proportionate interest in the Master Portfolio.

Each of the Master Portfolios, with the exception of The Kinetics Government Money Market Portfolio, seeks to provide investors with long-term capital growth. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign growth emerging companies engaged in the Internet and Internet-related activities. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry. The Kinetics Government Money Market Portfolio seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing in money market instruments issued by the U.S. Government, its agencies or instrumentalities.

2.   Significant Accounting Policies

Security Valuation

Master Portfolio securities (other than Government) that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Purchased options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in The Kinetics Government Money Market Portfolio and instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. At June 30, 2006, there were no fair valued securities held by the Master Portfolios.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

At June 30, 2006 the Master Portfolios, with the exception of the Kinetics Government Money Market Portfolio and The Market Opportunities Portfolio, received, as collateral, securities with a total market value of $97,949,189. The detailed list of the securities received as collateral is listed below.

Citigroup Global, 5.3625% due 7/3/2006, par value $50,000,000
Collateralized by:

Description	Fair Value

Inter-American Development Bank, 4.375%, 9/20/2012	$21,205,121

US Treasury Note, 5.125%, 6/30/2008	28,795,615

Total	$50,000,736

CS First Boston Repurchase Agreement, 5.250%, due 7/3/2006,
par value $12,000,000
Collateralized by:

Description	Fair Value

GNMA, Series 2003-114, Class SH, 4.8606%, 11/17/2032	$2,776,265

GNMA, Series 2005-6, Class SJ, 5.4381%, 11/20/2034	2,493,623

FHLMC, Series 2600, Class SA, 0.4813%, 4/15/2033	47,282

FHLMC, Series 2827, Class SH, 2.7713%, 2/15/2033	1,929,811

FHLMC, Series 3136, Class SA, 2.1875%, 4/15/2036	1,428,112

FNMA, Series 2006-23, Class VS, 10.675%, 4/25/2036	1,775,431

FNMA, Series 1996-46, Class SD, 8.5969%, 12/25/2023	1,715,533

FNMA, Series 2005-53, Class SK, 1.3775%, 6/25/2035	78,001

Total	$12,244,059

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

CS First Boston Repurchase Agreement, 5.250%, due 7/3/2006,
par value $11,000,000
Collateralized by:

Description	Fair Value

FHLMC, Series 2638, Class SG, 0.7031%, 10/15/2031	937,691

FHLMC, Series 2828, Class NS, 1.7813%, 12/15/2018	306,943

FHLMC, Series 2994, Class SC, 0.2313%, 2/15/2033	66,234

FHLMC, Series 3022, Class CI, 1.3813%, 8/15/2025	406,773

FHLMC, Series 3156, Class MS, 6.5475%, 5/15/2036	8,829,737

FNMA, Series 2005-120, Class WS, 3.7619%, 1/25/2036	367,214

FNMA, Series 2006-23, Class SK, 1.4275%, 4/25/2036	305,682

Total	$11,220,275

CS First Boston Repurchase Agreement, 5.250%, due 7/3/2006,
par value $12,000,000
Collateralized by:

Description	Fair Value

FHLMC, Series 3007, Class SB, 0.0%, 7/15/2035	1,523,501

FHLMC, Series 3013, Class WS, 2.605%, 8/15/2035	1,566,891

FHLMC, Series 3061, Class VS, 7.1403%, 11/15/2035	1,293,324

FHLMC, Series 3107, Class ST, 8.2151%, 2/15/2031	1,753,026

FHLMC, Series 3136, Class SA, 2.1875%, 4/15/2036	826,797

FHLMC, Series 3171, Class AS, 7.0875%, 6/15/2036	973

FNMA, Series 2005-21, Class SD, 2.0917%, 3/25/2035	1,245,453

FNMA, Series 2006-49, Class SH, 3.55%, 6/25/2036	1,620,664

FNMA, Series 2006-12, Class SC, 3.2175%, 3/25/2036	2,350,996

FNMA, Series 2005-50, Class LS, 1.3275%, 6/25/2035	58,733

Total	$12,240,358

CS First Boston Repurchase Agreement, 5.250%, due 7/3/2006,
par value $12,000,000
Collateralized by:

Description	Fair Value

GNMA, Series 2005-45, Class SB, 0.6135%, 2/16/2035	$1,231,001

GNMA, Series 2004-94, Class TS, 3.9411%, 10/20/2034	142,832

FHLMC, Series 3013, Class SX, 3.5956%, 8/15/2035	1,114,366

FHLMC, Series 3061, Class VS, 7.1403%, 11/15/2035	748,427

FHLMC, Series 3087, Class SN, 6.5177%, 10/15/2035	1,713,376

FHLMC, Series 2006-49, Class VS, 17.907%, 6/25/2036	2,060,692

FNMA, Series 2006-49, Class TG, 9%, 6/25/2036	2,077,284

FNMA, Series 2006-46, Class SP, 4.6842%, 6/25/2036	1,389,276

FNMA, Series 2006-49, Class TH, 12%, 6/25/2036	1,766,507

Total	$12,243,761

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Written Option Accounting

The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of the valuation. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2006, the Master Portfolios did not hold any investment securities which were determined to be illiquid pursuant to the guidelines adopted by the Board of Trustees.

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Expense Reduction

The Adviser has directed a certain amount of the Master Portfolios’ trades to brokers believed to provide the best execution and, as a result, it has generated directed brokerage credits to reduce certain service provider fees. For the six months ended June 30, 2006, the total expenses of The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio were reduced by $12,003, $1,147, $109,039, $1,834, $59,924 and $1,149, respectively, by using directed brokerage credits. In accordance with the requirements of the Securities and Exchange Commission, such amounts are required to be shown as an expense and have been included in each of the service provider fees in the Statement of Operations.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

50% of the total assets of each Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interest in the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis.

3.   Investment Adviser

The Trust has Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management, Inc. (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets, except for

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

The Kinetics Government Money Market Portfolio, which compensates the Adviser at a rate of 0.50% of the Master Portfolio’s average daily net assets. For the six months ended June 30, 2006, The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Kinetics Government Money Market Portfolio, and The Market Opportunities Portfolio incurred expenses of $936,550, $21,809, $5,017,093, $86,615, $1,127,058, $2,493 and $18,888, respectively, pursuant to the Investment Advisory Agreements.

KBD Securities, LLC, an affiliate of the Adviser, received $91,524 in brokerage fee commissions with respect to the Portfolios’ portfolio transactions, which constituted 12% of the Portfolios’ brokerage commissions during the period, not including any reimbursements by the Adviser.

Portfolio	Commissions

The Internet Portfolio	$5,312

The Internet Emerging Growth Portfolio	$1,569

The Paradigm Portfolio	$62,827

The Medical Portfolio	$1,850

The Small Cap Opportunities Portfolio	$18,265

The Market Opportunities Portfolio	$1,701

For the six months ended June 30, 2006, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.	Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees held on March 9, 2006, the Board, including all of the Independent Trustees, approved the Agreements with respect to the Internet, Internet Emerging Growth, Paradigm, Medical, Small Cap Opportunities and Kinetics Government Money Market Portfolios. In reaching a decision to renew the Agreements, the Board of Trustees, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Portfolios over 6 and 9 months and three and five year periods ended December 31, 2005 compared to the median of its relevant Lipper, Inc. (“Lipper”) peer group; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to relevant

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

Lipper peer groups; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for relevant peer groups of Lipper portfolios; (5) the qualifications of the Adviser’s personnel, portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the years ended December 31, 2005; (9) “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given the Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio other than the Government Money Market Portfolio is designed for long-term investors. The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Company’s administrator.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios; the performance, advisory fee and total expenses of each Master Portfolio were generally acceptable given the applicable fee waivers, expense reimbursements and/or expense caps; the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale.

Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

5.   Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006 were as follows:

	Purchases		Sales

	U.S.		U.S.
	Government	Other	Government	Other

The Internet Portfolio	$—	$2,191,126	$—	$23,006,667

The Internet Emerging Growth Portfolio	—	142,649	—	791,012

The Paradigm Portfolio	—	379,872,643	—	3,781,123

The Medical Portfolio	—	431,959	—	2,958,543

The Small Cap Opportunities Portfolio	—	82,503,020	—	2,257,446

The Market Opportunities Portfolio	—	4,711,757	—	4

As of June 30, 2006, unrealized appreciation (depreciation) on investment securities was as follows:

	Net
	Appreciation	Appreciated	Depreciated
	(Depreciation)	Securities	Securities

The Internet Portfolio	$40,567,379	$57,808,359	$(17,240,980)

The Internet Emerging Growth Portfolio	634,187	1,162,381	(528,194)

The Paradigm Portfolio	139,345,009	171,494,898	(32,149,889)

The Medical Portfolio	(1,971,084)	2,699,427	(4,670,511)

The Small Cap Opportunities Portfolio	31,275,451	39,240,676	(7,965,225)

The Market Opportunities Portfolio	(170,604)	134,242	(304,846)

At June 30, 2006, the cost of investments was $127,860,441, $2,941,275, $1,363,192,171, $15,943,521, $210,924,871 and $5,809,551 for The Internet Portfolio, The Internet Emerging Growth Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, and The Market Opportunities Portfolio, respectively.

For the six months ended June 30, 2006, the Master Portfolios wrote the following options:

	Number	Premium
	of Contracts	Amount

The Internet Portfolio

Outstanding at the Beginning of Year	5	$6,985

Options Expired	—	—

Outstanding as of June 30, 2006	5	$6,985

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

	Number	Premium
	of Contracts	Amount

The Internet Emerging Growth Portfolio

Outstanding at the Beginning of Year	40	$22,479

Options Written	—	—

Outstanding as of June 30, 2006	40	$22,479

6.   Portfolio Securities Loaned

As of June 30, 2006, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2006, were as follows:

	Securities	Collateral

The Internet Portfolio	$23,464,389	$23,673,100

The Internet Emerging Growth Portfolio	318,780	325,330

The Paradigm Portfolio	88,097,756	88,374,335

The Medical Portfolio	770,591	795,776

The Small Cap Opportunities Portfolio	20,517,327	21,020,500

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

7.   Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:

Before expense reduction	1.39%*	1.45%	1.50%	1.51%	1.51%	1.44%

After expense reduction	1.38%*	1.44%	1.44%	1.51%	1.51%	1.44%

Ratio of net investment income to average net assets:

Before expense reduction	0.02%*	1.35%	1.30%	0.99%	0.50%	0.32%

After expense reduction	0.03%*	1.36%	1.36%	0.99%	0.50%	0.32%

Portfolio turnover rate	2%	12%	42%	69%	41%	44%

*	Annualized.

	The Internet Emerging Growth Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:

Before expense reduction	1.60%*	1.73%	1.78%	1.84%	1.83%	2.30%

After expense reduction	1.53%*	1.72%	1.73%	1.84%	1.83%	2.30%

Ratio of net investment income (loss) to average net assets:

Before expense reduction	2.49%*	4.30%	2.77%	1.94%	(1.07% )	(0.22% )

After expense reduction	2.56%*	4.31%	2.82%	1.94%	(1.07% )	(0.22% )

Portfolio turnover rate	4%	2%	18%	20%	27%	24%

*	Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

	The Paradigm Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:

Before expense reduction	1.40%*	1.45%	1.52%	1.56%	1.64%	2.27%

After expense reduction	1.38%*	1.40%	1.42%	1.46%	1.64%	2.27%

Ratio of net investment income (loss) to average net assets:

Before expense reduction	0.52%*	0.07%	(0.18% )	1.28%	(0.27% )	(0.69% )

After expense reduction	0.54%*	0.12%	(0.08% )	1.38%	(0.27% )	(0.69% )

Portfolio turnover rate	1%	5%	52%	20%	40%	41%

*	Annualized.

	The Medical Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:

Before expense reduction	1.47%*	1.50%	1.58%	1.53%	1.53%	1.51%

After expense reduction	1.44%*	1.49%	1.57%	1.53%	1.53%	1.51%

Ratio of net investment income (loss) to average net assets:

Before expense reduction	0.49%*	(0.17% )	(0.33% )	(0.56% )	(0.47% )	(0.39% )

After expense reduction	0.52%*	(0.16% )	(0.32% )	(0.56% )	(0.47% )	(0.39% )

Portfolio turnover rate	3%	2%	13%	16%	9%	6%

*	Annualized.

	The Small Cap Opportunities Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:

Before expense reduction	1.41%*	1.48%	1.55%	1.67%	1.66%	2.35%

After expense reduction	1.35%*	1.37%	1.21%	1.49%	1.66%	2.35%

Ratio of net investment income (loss) to average net assets:

Before expense reduction	(0.01%)*	0.46%	1.51%	2.88%	(0.29% )	(0.99% )

After expense reduction	0.05%*	0.57%	1.85%	3.06%	(0.29% )	(0.99% )

Portfolio turnover rate	1%	4%	96%	180%	200%	181%

*	Annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

	The Kinetics Government
	Money Market Portfolio

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	June 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2006	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Ratio of expenses to average net assets:	1.37%*	1.37%	0.83%	0.79%	0.75%	0.79%

Ratio of net investment income to average net assets:	3.04%*	1.58%	0.18%	0.15%	0.67%	2.70%

Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A

*	Annualized.

The Market
Opportunities Portfolio

January 31,
2006^
through
June 30,
2006
(Unaudited)

Ratio of expenses to average net assets:

Before expense reduction	1.79%*

After expense reduction	1.72%*

Ratio of net investment income to average net assets:

Before expense reduction	0.82%*

After expense reduction	0.89%*

Portfolio turnover rate	0%

*	Annualized.

^	Commencement of operations.

8.   Information about Proxy Voting (Unaudited)

Information regarding how the Kinetics Portfolios Trust votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and the SEC’s website at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ending June 30, 2006 will be available after

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2006 (Unaudited)

August 31, 2006 without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

9.   Information about the Portfolio Holdings (Unaudited)

The Kinetics Portfolios Trust file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual

Funds, Inc.

16 New Broadway

Sleepy Hollow, NY 10591

INVESTMENT ADVISER AND

SHAREHOLDER SERVICING AGENT
Kinetics Asset Management, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER
1818 Market Street, Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR

Kinetics Funds Distributor, Inc.
16 New Broadway
Sleepy Hollow, NY 10591

ADMINISTRATOR

FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.
615 East Michigan Street
Milwaukee, WI 53202

THIS MATERIAL MUST BE PRECEDED OR

ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”))

are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
     (Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
     Date 09/07/06
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle Peter B. Doyle, President
     Date 09/07/06

By (Signature and Title)*	/s/ Leonid Polyakov Leonid Polyakov, Treasurer
     Date 09/07/06

*	Print the name and title of each signing officer under his or her signature.